As filed with the Securities and Exchange Commission on February 25, 2003

                                                    Registration Nos. 333-91776

                                                                      811-05166


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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 1


                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 2

                       (Check appropriate box or boxes.)

                               -----------------

                        MONY America Variable Account A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                                  OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code (212) 708-2000

                            Haroula K. Ballas, Esq.
                             Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485.

      [_] on            pursuant to paragraph (b) of Rule 485.

      [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

      [X] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      [_] on        pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:
      [_] this post-effective amendment designates a new effective date for a
   previously filed post-effective        amendment.

   TITLE OF SECURITIES BEING REGISTERED: Individual Flexible Payment Variable Annuity Contracts



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                                  Prospectus

                               Dated May 1, 2003


             Individual Flexible Payment Variable Annuity Contract

                                   Issued By

                        MONY America Variable Account A
                    MONY Life Insurance Company of America

MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Fund Value

.. You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

 . You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.

 . If you do, you can also tell us to place your purchase payments and fund values into any of the 35 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. (the "Funds").

  . The Alger American Fund

    . Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio

  . Enterprise Accumulation Trust

    . Equity Income Portfolio, Global Socially Responsive Portfolio, Growth
      Portfolio, Growth and Income Portfolio, Managed Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Total Return Portfolio

  . INVESCO Variable Investment Funds, Inc.

    . INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund,
      INVESCO VIF--Telecommunications Fund

  . Janus Aspen Series

    . Capital Appreciation Portfolio, Flexible Income Portfolio, International
      Growth Portfolio

  . Lord Abbett Series Fund

    . Bond-Debenture Portfolio, Growth and Income Portfolio, Mid-Cap Value
      Portfolio

  . MFS(R) Variable Insurance Trust/SM/

    . MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return
      Series, MFS Utilities Series

  . MONY Series Fund, Inc.

    . Government Securities Portfolio, Long Term Bond Portfolio, Money Market
      Portfolio

  . PBHG Insurance Series Fund

    . PBHG Mid-Cap Value Portfolio, PBHG Select Value Portfolio

  . PIMCO Variable Insurance Trust

    . Global Bond Portfolio, Real Return Portfolio, StocksPLUS Growth and
      Income Portfolio

  . The Universal Institutional Funds, Inc.

    . Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S.
      Real Estate Portfolio

Living Benefits

.. Annuity Benefits

 . This contract is designed to pay to you the fund value in periodic installments.

.. Fund Value Benefits

 . You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

.. Loans

 . You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

.. We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

.. The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

For Contract Owner inquiries, write or call:

      MONY Life Insurance Company of America
      Policyholder Services -- Variable Annuity Department
      P.O. Box 4720
      Syracuse, New York 13221
      1-800-487-6669

Statement of Additional Information

A Statement of Additional Information dated October 1, 2002 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown above or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found at the end of this prospectus.

Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You should read these prospectuses carefully and keep them for future reference.

                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents


                                                                           Page
                                                                           ----
Summary of the Contract...................................................   1
 Definitions..............................................................   1
 Purpose of the Contract..................................................   1
 Purchase Payments and Fund Values........................................   1
 MONY America Variable Account A..........................................   2
 Benefit Option Packages..................................................   2
 Minimum Purchase Payments................................................   4
 Transfer of Fund Values..................................................   4
 Loans....................................................................   4
 Surrenders...............................................................   4
 Charges and Deductions...................................................   4
 Right to Return Contract Provision.......................................   4
 Death Benefit............................................................   5
 Table of Fees............................................................   6
 Other Contracts..........................................................  15
Detailed Information About the Company and MONY America Variable Account A  16
 MONY Life Insurance Company of America...................................  16
 MONY America Variable Account A..........................................  16
The Funds.................................................................  17
 The Alger American Fund..................................................  18
 Enterprise Accumulation Trust............................................  18
 INVESCO Variable Investment Funds, Inc...................................  19
 Janus Aspen Series.......................................................  19
 Lord Abbett Series Fund..................................................  20
 MFS(R) Variable Insurance Trust/SM/......................................  20
 MONY Series Fund, Inc....................................................  20
 PBHG Insurance Series Fund...............................................  21
 PIMCO Variable Insurance Trust...........................................  21
 The Universal Institutional Funds, Inc...................................  21
 Purchase of Portfolio Shares by MONY America Variable Account A..........  22
Detailed Information About the Contract...................................  23
 Payment and Allocation of Purchase Payments..............................  23
 Termination of the Contract..............................................  29
Surrenders................................................................  29
Loans.....................................................................  31
Death Benefit.............................................................  31
 Death Benefit Provided by the Contract...................................  31
 Earnings Increase Death Benefit..........................................  33
 Election and Effective Date of Election..................................  34
 Payment of Death Benefit.................................................  34
Charges and Deductions....................................................  35
 Deductions from Purchase Payments........................................  35
 Charges Against Fund Value...............................................  35
 Deductions from Fund Value...............................................  36
Annuity Provisions........................................................  40
 Annuity Payments.........................................................  40
 Guaranteed Minimum Annuity Payments......................................  41
 Election and Change of Settlement Option.................................  41
 Settlement Options.......................................................  42
 Frequency of Annuity Payments............................................  43

                                                                  Page
                                                                  ----
          Additional Provisions..................................  43
         Other Provisions........................................  43
          Ownership..............................................  43
          Provision Required by Section 72(s) of the Code........  44
          Provision Required by Section 401(a)(9) of the Code....  44
          Secondary Annuitant....................................  45
          Assignment.............................................  45
          Change of Beneficiary..................................  46
          Substitution of Securities.............................  46
          Modification of the Contract...........................  46
          Change in Operation of MONY America Variable Account A.  46
         Voting Rights...........................................  47
         Distribution of the Contracts...........................  47
         Federal Tax Status......................................  48
          Introduction...........................................  48
          Tax Treatment of the Company...........................  48
          Taxation of Annuities in General.......................  49
          Retirement Plans.......................................  50
         Performance Data........................................  50
         Additional Information..................................  51
         Legal Proceedings.......................................  52
         Financial Statements....................................  52
         Table of Contents of Statement of Additional Information  53

                            Summary of the Contract

   This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the portfolios offered by The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. More detailed information about the portfolios offered by the Funds is contained in the prospectuses attached to this prospectus.

                                  Definitions

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This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.
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Purpose of the Contract

   The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

   The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

   An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

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Qualified Plans -- Retirement plans that receive favorable tax treatment under Section 401, 403, 408, 414(d), 414(e), 457 or 501(c)(18) of the
Internal Revenue Code.

Qualified Contracts -- Contracts issued under Qualified Plans.
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   The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a contract charge. This payment may also be subject to income and other taxes.

Purchase Payments and Fund Values

   The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

   You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

   The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

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Owner -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.
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Purchase Payment -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

Net Purchase Payment -- Purchase Payment amount after deduction of any applicable taxes.
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Fund Value -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, or the Loan Account, as the context requires.
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Business Day -- Each day that the New York Stock Exchange is open for trading.
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Benefit Option Packages



   There are three benefit option packages available under the Contract. The three benefit option packages may not be available in all states. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.




                      Option 1*                       Option 2                       Option 3
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Mortality   Current annual rate--1.45%     Current annual rate--1.95%     Current annual rate--2.80%
and Expense Maximum annual rate--1.95%     Maximum annual rate--2.60%     Maximum annual rate--3.70%
Risk Charge
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Death       The greater of:                The greatest of:               The greatest of:
Benefit on  (1) The Fund Value less any    (1) The Fund Value less any    (1) The Fund Value less any
Death of    Outstanding Debt on the date   Outstanding Debt on the date   Outstanding Debt on the date
Annuitant   due proof of the Annuitant's   due proof of the Annuitant's   due proof of the Annuitant's
            death is received by the       death is received by the       death is received by the
            Company.                       Company.                       Company.
            or (2) The Purchase Payments   or (2) The Purchase Payments   or (2) The Purchase Payments
            paid, less any partial         paid, less any partial         paid, less any partial
            surrenders and their Surrender surrenders and their Surrender surrenders and their Surrender
            Charges and less any           Charges and less any           Charges and less any
            Outstanding Debt.              Outstanding Debt.              Outstanding Debt.
                                           or (3) Step Up Value (See      or (3) Step Up Value (See
                                           "Death Benefit")               "Death Benefit")
                                                                          or (4) Roll Up Value (See
                                                                          "Death Benefit")
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                      Option 1*                       Option 2                          Option 3
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Earnings   Not Available                   The amount of the Earnings        The amount of the Earnings
Increase                                   Increase depends upon the         Increase depends upon the
Amount                                     age of the Annuitant on the       age of the Annuitant on the
Added to                                   Contract's Effective Date.        Contract's Effective Date.
Death                                        If the Annuitant was age 69       If the Annuitant was age 69
Benefit                                    or younger on the Contract's      or younger on the Contract's
                                           Effective Date, the Earnings      Effective Date, the Earnings
                                           Increase Amount is equal to       Increase Amount is equal to
                                           40% of the lesser of:             40% of the lesser of:
                                             (1) Net Purchase Payments;        (1) Net Purchase Payments;
                                           or (2) Fund Value minus           or (2) Fund Value minus
                                           Purchase Payments./(a)/           Purchase Payments./(a)/
                                             If the Annuitant was age 70       If the Annuitant was age 70
                                           or older on the Contract's        or older on the Contract's
                                           Effective Date, the Earnings      Effective Date, the Earnings
                                           Increase Amount is equal to       Increase Amount is equal to
                                           25% of the lesser of:             25% of the lesser of:
                                             (1) Net Purchase Payments;        (1) Net Purchase Payments;
                                           or (2) Fund Value minus           or (2) Fund Value minus
                                           Purchase Payments./(a)/           Purchase Payments./(a)/
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Guaranteed Not Available                   Not Available                     If certain conditions are met,
Minimum                                                                      the Guaranteed Annuitization
Annuity                                                                      Value may be used to provide
Payments                                                                     guaranteed minimum annuity
                                                                             payments that are greater than
                                                                             annuity payments that would
                                                                             be provided by the Contract's
                                                                             Fund Value or Cash Value, as
                                                                             applicable.
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Minimum    Non-Qualified & Qualified--     Non-Qualified & Qualified--       Non-Qualified & Qualified--
Initial    The minimum purchase            The minimum purchase              The minimum purchase
Purchase   payment for qualified plans is  payment for qualified plans is    payment for qualified plans is
Payment    the same for all three options. the same for all three options.   the same for all three options.
           See "Detailed Information       See "Detailed Information         See "Detailed Information
           about the Policy".              about the Policy".                about the Policy".
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Issue Age  Qualified--0-85                 Qualified--0-79                   Qualified--0-79

           Non-Qualified--0-85             Non-Qualified--0-79               Non-Qualified--0-79
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Annual     Maximum charge is $30/(b)/.     Maximum charge is $30/(b)/.       Maximum charge is $30/(b)/.
Contract
Charge

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*For Contracts purchased prior to May 1, 2003, the Contract and features purchased are equivalent to the benefit option package described as Option 1.



/(a)/The payments and values described in (1) and (2) do not include Purchase
     Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made, and less any Outstanding Debt.





/(b)/The Annual Contract charge will be waived upon any Contract anniversary on which your Fund Value is $50,000 or greater. See "Deductions from Fund Value--Annual Contract Charge."

Minimum Purchase Payments

   The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Purchase Payments".

   Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract".) The Company may change any of these requirements in the future.

Transfer of Fund Values


   You may transfer fund value among the subaccounts. Transfers may be made by telephone, facsimile or via the Web if the proper form or the telephone/facsimile/Web authorization on a Contract application has been completed, signed, and received by the Company at its Syracuse Operations Center. Transfers by telephone, facsimile or via the Web are subject to the Company's rules and conditions for such privilege. See "Transfers".


Loans

   If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

   We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be deducted from the Contract's fund value or added to the Outstanding Debt.

Surrenders

   You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge and a contract charge (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge, if applicable) reduced the Fund Value. The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status".)

Charges and Deductions

   The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

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Non-Qualified Plans -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, 408A, 414(d), 414(e), 457 or
501(c)(18) of the Internal Revenue Code.
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Non-Qualified Contracts -- Contracts not issued under Qualified Plans.
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   We pay compensation to brokers-dealers who sell the Contracts. For a discussion of this compensation, see "Distribution of the Contracts".

Right to Return Contract Provision

   You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days (or any longer period if required by applicable state law) from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.5% per year.

   For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

Death Benefit

   If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit".)

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Annuitant -- The person upon whose continuation of life any annuity payment depends and to whom annuity payments are made.

Secondary Annuitant -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Beneficiary -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
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Table of Fees

                    MONY Life Insurance Company of America

                        MONY America Variable Account A


Contractowner Transaction Expenses:
 Maximum Deferred Sales Load (Surrender Charge)
   (as a percentage of purchase payments surrendered).......................        8%/(1)/
Maximum Annual Contract Charge..............................................       $30/(2)/
Maximum Transfer Charge.....................................................       $25/(3)/

Separate Account Annual Expenses (as a percentage of average account value):
 Option 1
   Maximum Mortality and Expense Risk Fees..................................     1.95%/(4)/
   Total Separate Account Annual Expenses...................................     1.95%/(4)/
 Option 2
   Maximum Mortality and Expense Risk Fees..................................     2.60%/(5)/
   Total Separate Account Annual Expenses...................................     2.60%/(5)/
 Option 3
   Maximum Mortality and Expense Risk Fees..................................     3.70%/(6)/
   Total Separate Account Annual Expenses...................................     3.70%/(6)/

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/(1)/The Surrender Charge percentage, which reduces to zero, is determined under a Surrender Charge schedule. See "Deductions from Fund
     Value -- Amount of Surrender Charge."

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of Surrender Charge. See "Charges against Fund Value -- Free Partial Surrender Amount".

/(2)/The Annual Contract charge will be waived upon any contract anniversary on which your Fund value is $50,000 or greater. See "Deductions from Fund Value -- Annual Contract Charge".

/(3)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a contract year, which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). See "Deductions from Fund Value -- Transfer Charge".

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.


/(5)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.95% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.60%) from the value of the net assets of the Separate Account.



/(6)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.80% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.70%) from the value of the net assets of the Separate Account.

        Pro Forma Annual Expenses for the Year Ended December 31, 2001
                    (as a percentage of average net assets)

                                                        Distribution and
                     Management Fees Other Expenses**   Service (12-b-1)    Total Expenses**
                     (After Waivers/ (After Waivers/  Fees* (After Waivers/ (After Waivers/
  Fund/Portfolio     Reimbursements) Reimbursements)     Reimbursements)    Reimbursements)
  --------------     --------------- ---------------- --------------------- ----------------
The Alger American
  Fund
Alger American
  Balanced Portfolio      0.75%           0.10%                N/A               0.85%
Alger American
  MidCap Growth
  Portfolio.........      0.80%           0.08%                N/A               0.88%

Enterprise
  Accumulation
  Trust/(1)/
Equity Income
  Portfolio.........      0.75%           0.13%                N/A               0.88%
Global Socially
  Responsive
  Portfolio/(10)/...      1.00%           0.30%                N/A               1.30%
Growth Portfolio....      0.75%           0.09%                N/A               0.84%
Growth and Income
  Portfolio.........      0.75%           0.10%                N/A               0.85%
Managed Portfolio...      0.75%           0.09%                N/A               0.84%
Multi-Cap Growth
  Portfolio.........      1.00%           0.10%                N/A               1.10%
Small Company
  Growth Portfolio..      1.00%           0.10%                N/A               1.10%
Small Company Value
  Portfolio.........      0.80%           0.10%                N/A               0.90%
Total Return
  Portfolio/(10)/...      0.55%           0.10%                N/A               0.65%

INVESCO Variable
Investment Funds,
Inc.
INVESCO
  VIF -- Financial
  Services Fund.....      0.75%           0.32%                N/A               1.07%
INVESCO
  VIF -- Health
  Sciences Fund.....      0.75%           0.31%                N/A               1.06%
INVESCO VIF --
  Telecommunications
  Fund..............      0.75%           0.34%                N/A               1.09%

Janus Aspen
Series -- Service
Shares
Capital
  Appreciation
  Portfolio.........      0.65%           0.01%               0.25%              0.91%
Flexible Income
  Portfolio.........      0.64%           0.02%               0.25%              0.91%
International
  Growth Portfolio..      0.65%           0.06%               0.25%              0.96%

Lord Abbett Series
Fund/(2)/ -- Class
VC
Bond-Debenture
  Portfolio.........      0.50%           0.35%                N/A               0.85%
Growth and Income
  Portfolio/(3)/....      0.50%           0.47%                N/A               0.97%
Mid-Cap Value
  Portfolio/(3)/....      0.75%           0.35%                N/A               1.10%

MFS(R) Variable Insurance
Trust/SM(4)/ -- Initial Class
MFS Mid Cap Growth
  Series/(5)/.......      0.75%           0.15%                 N/A              0.90%
MFS New Discovery
  Series/(5)/.......      0.90%           0.16%                 N/A              1.06%
MFS Total Return
  Series............      0.75%           0.14%                 N/A              0.89%
MFS Utilities Series      0.75%           0.18%                 N/A              0.93%

                                                      Distribution and
                                                      Service (12-b-1)
                     Management Fees Other Expenses**      Fees*       Total Expenses**
                     (After Waivers/ (After Waivers/  (After Waivers/  (After Waivers/
  Fund/Portfolio     Reimbursements) Reimbursements)  Reimbursements)  Reimbursements)
  --------------     --------------- ---------------- ---------------- ----------------

MONY Series Fund,
  Inc.
Government
  Securities
  Portfolio.........      0.50%           0.12%             N/A             0.62%
Long Term Bond
  Portfolio.........      0.50%           0.12%             N/A             0.62%
Money Market
  Portfolio/(6)/....      0.40%           0.10%             N/A             0.50%

PBHG Insurance
Series Fund/(7)/
PBHG Mid-Cap Value
  Portfolio.........      0.00%           1.20%             N/A             1.20%
PBHG Select Value
  Portfolio.........      0.65%           0.21%             N/A             0.86%

PIMCO Variable
Insurance
Trust/(8)/ --
Administrative Class
Global Bond
  Portfolio.........      0.25%           0.65%             N/A             0.90%
Real Return
  Portfolio.........      0.25%           0.40%             N/A             0.65%
StocksPLUS Growth
  and Income
  Portfolio.........      0.40%           0.25%             N/A             0.65%

The Universal
Institutional
Funds, Inc./(9)/
Emerging Markets
  Equity Portfolio..      0.98%           1.14%             N/A             2.12%
Global Value Equity
  Portfolio.........      0.67%           0.61%             N/A             1.28%
U.S. Real Estate
  Portfolio.........      0.75%           0.40%             N/A             1.15%

----------
* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.
** "Other Expenses" and "Total Expenses" in the table reflect only contractual waivers and/or reimbursements. Voluntary waivers and/or reimbursements are not reflected in the table.
/(1)/ Enterprise Capital Management, Inc. has contractually agreed to limit the portfolios' expenses through May 1, 2003, to the following expense ratios: Equity Income--1.05%; Global Socially Responsive--1.30%; Growth--1.15%; Growth and Income--1.05%; Managed--1.05%; Multi-Cap Growth--1.40%; Small Company Growth--1.40%; Small Company Value--1.30%; and Total Return--0.65%.
/(2)/ The Mid-Cap Value, Growth and Income, and Bond-Debenture Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".
/(3)/ The information in the chart above relating to Mid-Cap Value and Bond-Debenture Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. Absent any reimbursements the total annual gross expenses for the Bond-Debenture Portfolio would have been 0.33% on an unannualized basis for the period December 3, 2001 (commencement of operations) through December 31, 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets.
/(4)/ Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
/(5)/ MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.16% for both Mid Cap Growth and New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.20% for Mid Cap Growth Series and 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 0.95% for Mid Cap Growth Series; and 1.09% for New Discovery Series.
/(6)/ MONY Life Insurance Company of America has contractually agreed to limit expenses on this portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.

/(7)/ For the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual portfolio operating expenses do not exceed 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively. Without these contractual expense waivers, "Other Expenses" and "Total Expenses" for the Mid-Cap Value Portfolio would have been 1.55% and 2.40%, respectively. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. In any fiscal year in which the portfolios' total assets are greater than $75 million and its total annual portfolio operating expenses are less than 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively, the Portfolios' Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolios' behalf during the previous two fiscal years. The Board made no reimbursement election for the fiscal year ended December 31, 2001.
/(8)/ PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return and StocksPLUS Growth and Income Portfolios and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio, 0.27% for the StocksPlus Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio, 0.67% for the StocksPlus Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return and the StocksPlus Growth and Income Portfolios and 0.90% for the Global Bond Portfolio.
/(9)/ The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios. With these reimbursements and/or fee waivers the total expense are 1.85%, 1.15% and 1.10% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. "Other Expenses" would be 0.87%, 0.48% and 0.35% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.
/(10)/ The Global Socially Responsive and Total Return Portfolios were not in operation on December 31, 2001. These are estimates of annual expenses.

   The purpose of the Table of Fees is to assist the Owner in understanding the various costs and expenses that the Owner will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of the Funds. The Funds have provided information relating to their respective operations. We have not independently verified this information. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions" of this Prospectus. The expenses borne by the Funds are explained in each Fund's prospectus. We cannot guarantee that the reimbursements and fee waivers provided by certain Funds will continue. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                                    Example



OPTION 1



   Under Option 1, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                            After   After   After   After
    Subaccount                              1 Year 3 Years 5 Years 10 Years
    ----------                              ------ ------- ------- --------
    Alger American Balanced................  $ 98   $113    $126     $270
    Alger American MidCap Growth...........  $ 98   $114    $128     $273
    Enterprise Equity Income...............  $ 98   $114    $128     $273
    Enterprise Global Socially Responsive..  $102   $128    $152     $323
    Enterprise Growth......................  $ 98   $112    $126     $269
    Enterprise Growth and Income...........  $ 98   $113    $126     $270
    Enterprise Managed.....................  $ 98   $112    $126     $269
    Enterprise Multi-Cap Growth............  $100   $120    $139     $294
    Enterprise Small Company Growth........  $100   $120    $139     $294
    Enterprise Small Company Value.........  $ 98   $114    $129     $275
    Enterprise Total Return................  $ 96   $106    $115     $247
    INVESCO VIF--Financial Services........  $100   $119    $137     $291
    INVESCO VIF--Health Sciences...........  $100   $119    $137     $290
    INVESCO VIF--Telecommunications........  $100   $120    $138     $293
    Janus Aspen Series Capital Appreciation  $ 98   $114    $129     $276
    Janus Aspen Series Flexible Income.....  $ 98   $114    $129     $276
    Janus Aspen Series International Growth  $ 99   $116    $132     $281
    Lord Abbett Bond-Debenture.............  $ 98   $113    $126     $270
    Lord Abbett Growth and Income..........  $ 99   $116    $132     $282
    Lord Abbett Mid-Cap Value..............  $100   $120    $139     $294
    MFS Mid Cap Growth.....................  $ 98   $114    $129     $275
    MFS New Discovery......................  $100   $119    $137     $290
    MFS Total Return.......................  $ 98   $114    $128     $274
    MFS Utilities..........................  $ 99   $115    $130     $278
    MONY Government Securities.............  $ 96   $106    $114     $246
    MONY Long Term Bond....................  $ 96   $106    $114     $246
    MONY Money Market......................  $ 95   $103    $108     $234
    PBHG Mid-Cap Value.....................  $101   $123    $143     $304
    PBHG Select Value......................  $ 98   $113    $127     $271
    PIMCO Global Bond......................  $ 98   $114    $129     $275
    PIMCO Real Return......................  $ 96   $107    $117     $251
    PIMCO StocksPLUS Growth and Income.....  $ 96   $107    $117     $251
    Van Kampen UIF Emerging Markets Equity.  $110   $149    $188     $389
    Van Kampen UIF Global Value Equity.....  $102   $125    $147     $312
    Van Kampen UIF U.S. Real Estate........  $101   $121    $141     $299

   Under Option 1, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                        After   After   After   After
Subaccount                              1 Year 3 Years 5 Years 10 Years
----------                              ------ ------- ------- --------
Alger American Balanced................  $24    $ 74    $126     $270
Alger American MidCap Growth...........  $24    $ 75    $128     $273
Enterprise Equity Income...............  $24    $ 75    $128     $273
Enterprise Global Socially Responsive..  $28    $ 89    $152     $323
Enterprise Growth......................  $24    $ 73    $126     $269
Enterprise Growth and Income...........  $24    $ 74    $126     $270
Enterprise Managed.....................  $24    $ 73    $126     $269
Enterprise Multi-Cap Growth............  $26    $ 81    $139     $294
Enterprise Small Company Growth........  $26    $ 81    $139     $294
Enterprise Small Company Value.........  $24    $ 75    $129     $275
Enterprise Total Return................  $22    $ 67    $115     $247
INVESCO VIF--Financial Services........  $26    $ 80    $137     $291
INVESCO VIF--Health Sciences...........  $26    $ 80    $137     $290
INVESCO VIF--Telecommunications........  $26    $ 81    $138     $293
Janus Aspen Series Capital Appreciation  $25    $ 75    $129     $276
Janus Aspen Series Flexible Income.....  $25    $ 75    $129     $276
Janus Aspen Series International Growth  $25    $ 77    $132     $281
Lord Abbett Bond-Debenture.............  $24    $ 74    $126     $270
Lord Abbett Growth and Income..........  $25    $ 77    $132     $282
Lord Abbett Mid-Cap Value..............  $26    $ 81    $139     $294
MFS Mid Cap Growth.....................  $24    $ 75    $129     $275
MFS New Discovery......................  $26    $ 80    $137     $290
MFS Total Return.......................  $24    $ 75    $128     $274
MFS Utilities..........................  $25    $ 76    $130     $278
MONY Government Securities.............  $22    $ 67    $114     $246
MONY Long Term Bond....................  $22    $ 67    $114     $246
MONY Money Market......................  $20    $ 63    $108     $234
PBHG Mid-Cap Value.....................  $27    $ 84    $143     $304
PBHG Select Value......................  $24    $ 74    $127     $271
PIMCO Global Bond......................  $24    $ 75    $129     $275
PIMCO Real Return......................  $22    $ 68    $117     $251
PIMCO StocksPLUS Growth and Income.....  $22    $ 68    $117     $251
Van Kampen UIF Emerging Markets Equity.  $37    $111    $188     $389
Van Kampen UIF Global Value Equity.....  $28    $ 87    $147     $312
Van Kampen UIF U.S. Real Estate........  $27    $ 83    $141     $299

OPTION 2



   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

OPTION 3



   Under Option 3, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

   Under Option 3, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:






   The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (the Funds) expenses, are reflected in the examples. In addition, the Annual Contract Charge has been reflected in the examples by a method intended to show the average impact of the Annual Contract Charge on an investment in the Separate Account. The Annual Contract Charge is estimated at 0.06%. Expense reimbursements are reflected only in the years where there is a contractual obligation in effect. Not reflected in the examples which assume surrender at the end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

Other Contracts

   We may offer other variable annuity contracts which also may invest in the same (or many of the same) Fund portfolios offered in the contract. The contracts may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

                        CONDENSED FINANCIAL INFORMATION

   No condensed financial information is included as the contract was not available for sale as of December 31, 2001.

                    DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY Life Insurance Company of America

   MONY Life Insurance Company of America issues the Contract. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the Contracts or on MONY America Variable Account A.

   Since September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, has been A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account A proceeds from various contract charges applicable to those assets. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

   MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

   MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, the Company may establish additional subaccounts or eliminate subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                                   THE FUNDS

   Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract.

   The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

      (2) more than 50% of the outstanding portfolio shares.

   The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

   Not all Funds may be available in all states or in all markets.

   The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective investment objectives, and the names of the portfolio investment adviser and sub-advisers, as applicable.
There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account A. You bear the investment risk of investing in the portfolios.

                                                                                               Adviser
     Subaccount                           Investment Objective                     (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------------------------------------
                                        THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
Alger American        Seeks current income and long-term capital appreciation.     Fred Alger Management, Inc.
Balanced Subaccount   The portfolio focuses on stocks of companies with growth
                      potential and fixed income securities, with emphasis on
                      income-producing securities which appear to have some
                      potential for capital appreciation. Under normal
                      circumstances, the portfolio invests in common stocks and
                      fixed-income securities, which include commercial paper
                      and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are
                      determined by the Manager to be of comparable quality.
                      Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.
--------------------------------------------------------------------------------------------------------------------
Alger American        Seeks long-term capital appreciation. The portfolio focuses  Fred Alger Management, Inc.
MidCap Growth         on midsize companies with promising growth potential.
Subaccount            Under normal circumstances, the portfolio invests
                      primarily in the equity securities of companies having a
                      market capitalization within the range of companies in the
                      S&P MidCap 400(TM) Index.
--------------------------------------------------------------------------------------------------------------------
                                     ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
Enterprise Equity     Objective: Seeks to achieve an above average and             Enterprise Capital Management,
Income Subaccount     consistent total return. Strategy: Primarily invest in       Inc. (subadvised by 1740
                      dividend paying U.S. common stocks. Invests in a             Advisers, Inc.)
                      combination of growth and income.
--------------------------------------------------------------------------------------------------------------------
Enterprise Global     Objective: Seeks total return. Strategy: Primarily invest in Enterprise Capital Management,
Socially Responsive   common stocks of companies that the portfolio manager        Inc. (subadvised by Rockefeller &
Subaccount            believes are socially responsive and that are located in     Co., Inc.)
                      countries that are included in the MSCI World Index.
--------------------------------------------------------------------------------------------------------------------
Enterprise Growth     Objective: Seeks capital appreciation. Strategy: Primarily   Enterprise Capital Management,
Subaccount            invest in U.S. common stocks of large capitalization         Inc. (subadvised by Montag &
                      companies. Pursues goal by investing in companies with       Caldwell, Inc.)
                      long-term earnings potential, but which are currently
                      selling at a discount to their estimated long-term value.
--------------------------------------------------------------------------------------------------------------------
Enterprise Growth and Objective: Seeks total return through capital appreciation   Enterprise Capital Management,
Income Subaccount     with income as a secondary consideration. Strategy: Invest   Inc. (subadvised by Retirement
                      in a broadly diversified group of U.S. common stocks of      System Investors, Inc.)
                      large capitalization companies.
--------------------------------------------------------------------------------------------------------------------
Enterprise Managed    Objective: Seeks growth of capital over time. Strategy:      Enterprise Capital Management,
Subaccount            Invest in a portfolio consisting of common stocks, bonds     Inc. (subadvised by Wellington
                      and cash equivalents, the percentages of which vary over     Management Company, LLP)
                      time based on the investment manager's assessment of
                      economic and market trends and its perception of the
                      relative investment values available from such types of
                      securities at any given time.
--------------------------------------------------------------------------------------------------------------------
Enterprise Multi-Cap  Objective: Seeks long-term capital appreciation. Strategy:   Enterprise Capital Management,
Growth Subaccount     Primarily invest in growth stocks. Companies will tend to    Inc. (subadvised by Fred Alger
                      fall into one of two categories: companies that offer goods  Management Inc.)
                      or services to a rapidly expanding marketplace or
                      companies experiencing a major change that is expected to
                      produce advantageous results.
--------------------------------------------------------------------------------------------------------------------

                                                                                                   Adviser
     Subaccount                            Investment Objective                        (and Sub-Adviser, as applicable)
-------------------------------------------------------------------------------------------------------------------------
Enterprise Small     Objective: Seeks capital appreciation. Strategy: Invest          Enterprise Capital Management,
Company Growth       primarily in common stocks of small capitalization               Inc. (subadvised by William D.
Subaccount           companies believed by the portfolio manager to have an           Witter, Inc.)
                     outlook for strong earnings growth and potential for
                     significant capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
Enterprise Small     Objective: Seeks maximum capital appreciation. Strategy:         Enterprise Capital Management,
Company Value        Invest primarily in common stocks of small capitalization        Inc. (subadvised by Gabelli Asset
Subaccount           companies that the portfolio manager believes are                Management Company)
                     undervalued -- that is the stock's market price does not
                     fully reflect the company's value.
-------------------------------------------------------------------------------------------------------------------------
Enterprise Total     Objective: Seeks total return. Strategy: Primarily invest in a   Enterprise Capital Management, Inc.
Return Subaccount    diversified portfolio of fixed income instruments of varying     (subadvised by Pacific Investment
                     maturities.                                                      Management Company, LLP)
-------------------------------------------------------------------------------------------------------------------------
                                 INVESCO VARIABLE INVESTMENT FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF          Seeks to provide capital growth by normally investing at         INVESCO Funds Group, Inc.
Financial Services   least 80% of its assets in equity securities and equity-
Subaccount           related instruments of companies involved in the financial services sector.
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth by normally investing at         INVESCO Funds Group, Inc.
Health Sciences      least 80% of its assets in equity securities and equity-
Subaccount           related instruments of companies that develop, produce or
                     distribute products or services related to health care.
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth and current income by            INVESCO Funds Group, Inc.
Telecommunications   normally investing at least 65% (80% effective July 31, 2002)
Subaccount           of its assets in the equity securities and equity-related
                     instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.
-------------------------------------------------------------------------------------------------------------------------
                                            JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective      Janus Capital
Capital Appreciation by investing primarily in common stocks selected for their
Subaccount           growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to
                     smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks to obtain maximum total return, consistent with            Janus Capital
Flexible Income      preservation of capital. It pursues its objective by investing
Subaccount           primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities
                     and preferred stock. As a fundamental policy, the portfolio will invest at least 80% of its assets in income-producing securities. The portfolio may own an unlimited amount of
                     high-yield/high-risk bonds.
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective      Janus Capital
International Growth by investing under normal circumstances at least 80% of its
Subaccount           net assets in securities of issuers from at least five different countries, excluding the United States. Although the
                     portfolio intends to invest substantially all of its assets in issuers located outside the United States it may at times
                     invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    Adviser
     Subaccount                             Investment Objective                        (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-     Investment Objective and Strategy: seeks high current income      Lord, Abbett & Co.
Debenture Subaccount  and the opportunity for capital appreciation to produce a high total return. It pursues its objective by investing in high yield and investment grade debt securities, securities convertible into common stock and preferred stocks. The portfolio invests at least 80% of its net assets in fixed income securities of various types. At least 20% of the portfolio's assets must be invested in any combination of investment grade securities,
                      U.S. Government securities and cash equivalents.
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth    Investment Objective and Strategy: seeks long-term growth         Lord, Abbett & Co.
and Income            of capital and income without excessive fluctuations in
Subaccount            market value. It pursues its objective by investing at least
                      80% of its net assets in equity securities of large, seasoned,
                      U.S. and multinational companies.
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap   Investment Objective and Strategy: seeks capital                  Lord, Abbett & Co.
Value Subaccount      appreciation. It pursues its objective by investing at least
                      80% of its net assets in equity securities of mid-sized
                      companies, with market capitalizations of roughly $500
                      million to $10 billion at the time of purchase. This market capitalization range may vary in response to changes in the markets.
------------------------------------------------------------------------------------------------------------------------
                                     MFS(R) VARIABLE INSURANCE TRUST/SM/
------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth    Seeks long-term growth of capital by investing at least 80%       Massachusetts Financial Services
Subaccount            of its net assets in companies with medium market                 Company
                      capitalization which are defined as companies with market
                      capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index
                      range at the time of purchase by the portfolio.
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery     Seeks capital appreciation by investing at least 65% of its       Massachusetts Financial Services
Subaccount            net assets in equity securities of emerging growth                Company
                      companies. Emerging growth companies are companies
                      that are either: early in their life cycle but which have the potential to become major enterprises or major enterprises whose rates of earnings growth are expected to accelerate
                      because of special factors, such as rejuvenated
                      management, new products, changes in consumer demand,
                      or basic changes in the economic environment.
------------------------------------------------------------------------------------------------------------------------
MFS Total Return      Seeks mainly to provide above-average income consistent           Massachusetts Financial Services
Subaccount            with the prudent employment of capital and secondarily to         Company
                      provide a reasonable opportunity for growth of capital and income. It pursues its objective by investing at least 40%, but not more than 75%, of its net assets in common stocks
                      and related securities and at least 25% of its net assets in non-convertible fixed income securities.
------------------------------------------------------------------------------------------------------------------------
MFS Utilities         Seeks capital growth and current income by investing at           Massachusetts Financial Services
Subaccount            least 80% of its net assets in equity and debt securities of      Company
                      domestic and foreign companies (including emerging
                      markets) in the utilities industry.
------------------------------------------------------------------------------------------------------------------------
                                           MONY SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
MONY Government       Seeks to maximize income and capital appreciation by              MONY Life Insurance Company
Securities Subaccount investing in bonds, notes and other obligations either issued     of America
                      or guaranteed by the U.S. Government, its agencies or
                      instrumentalities, together having a weighted average
                      maturity of between 4 to 8 years.
------------------------------------------------------------------------------------------------------------------------

                                                                                                   Adviser
      Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
-------------------------------------------------------------------------------------------------------------------------
MONY Long Term         Seeks to maximize income and capital appreciation over the     MONY Life Insurance Company
Bond Subaccount        longer term by investing in highly-rated fixed income          of America
                       securities issued by a diverse mix of corporations, the U.S.
                       Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities together having a dollar-weighted average maturity of more than 8 years.
-------------------------------------------------------------------------------------------------------------------------
MONY Money Market      Seeks to maximize current income consistent with preservation  MONY Life Insurance Company
Subaccount             of capital and maintenance of liquidity by investing primarily of America in high quality, short-term money market instruments.
-------------------------------------------------------------------------------------------------------------------------
                                         PBHG INSURANCE SERIES FUND
-------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value     Seeks to provide above-average total return over a 3 to 5      Pilgrim Baxter & Associates, Ltd.
Subaccount             year market cycle. Primarily invests in value common
                       stocks of companies with market capitalizations within the range of the S&P MidCap 400(TM) Index.
-------------------------------------------------------------------------------------------------------------------------
PBHG Select Value      Seeks to provide long-term growth of capital and income.       Pilgrim Baxter & Associates, Ltd.
Subaccount             Current income is a secondary objective. Primarily invests in value common stocks of no more than 30 companies
                       with large market capitalizations. These companies
                       generally have market capitalizations similar to those of
                       companies in the S&P 500.
-------------------------------------------------------------------------------------------------------------------------
                                       PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond      Seeks to maximize total return, consistent with preservation   Pacific Investment Management
Subaccount             of capital, by investing primarily in Fixed Income             Company LLC
                       Instruments of issuers located in at least three countries
                       (one of which may be the United States).
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return      Seeks to maximize real return, consistent with preservation    Pacific Investment Management
Subaccount             of real capital, by investing primarily in inflation-indexed   Company LLC
                       bonds of varying maturities issued by the U.S. and non-
                       U.S. governments, their agencies or government-sponsored
                       enterprises and corporations.
-------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS       Seeks total return which exceeds the total return of the S&P   Pacific Investment Management
Growth and Income      500 by investing primarily in S&P 500 derivatives, backed      Company LLC
Subaccount             by a portfolio of Fixed Income Instruments.
-------------------------------------------------------------------------------------------------------------------------
                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF         Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Emerging Markets       in growth-oriented equity securities of issuers in emerging    Management Inc., which does
Equity Subaccount      market countries.                                              business in certain instances using
                                                                                      the name "Van Kampen," is the
                                                                                      investment adviser to The
                                                                                      Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF         Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Global Value Equity    in equity securities of issuers throughout the world,          Management Inc., which does
Subaccount             including U.S. issuers.                                        business in certain instances using
                                                                                      the name "Van Kampen," is the
                                                                                      investment adviser to The
                                                                                      Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S.    Seeks to provide above average current income and long-        Morgan Stanley Investment
Real Estate Subaccount term capital appreciation by investing primarily in equity     Management Inc., which does
                       securities of companies in the U.S. real estate industry,      business in certain instances using
                       including real estate investment trusts ("REITs").             the name "Van Kampen," is the
                                                                                      investment adviser to The
                                                                                      Universal Institutional Funds, Inc.

   Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read carefully together with this prospectus before investing.

Purchase of Portfolio Shares by MONY America Variable Account A

   MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

   . Collect charges under the Contracts.

   . Pay Cash Value on full surrenders of the Contracts.

   . Fund partial surrenders.

   . Provide benefits under the Contracts.

   . Transfer assets among the subaccounts of MONY America Variable Account A as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

   . Reinvested immediately at net asset value in shares of that portfolio.

   . Kept as assets of the corresponding subaccount.


  Cash Value -- The Contract's Fund Value, less (1) any applicable Surrender Charge, (2) any outstanding loan, and (3) any applicable Annual Contract charge.

   When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding.

   The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY America Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the policies for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

                    DETAILED INFORMATION ABOUT THE CONTRACT

   The Fund Value in MONY America Variable Account A provides many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

Payment and Allocation of Purchase Payments

  Issue Ages




   The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.




                                Option 1 Option 2 Option 3
                     -------------------------------------

                     Issue Ages   0-85     0-79     0-79


  Issuance of the Contract

   Individuals who want to buy a Contract must:

      (1) Complete an application;

      (2) Personally deliver the application to

          (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

          (b) a registered representative of a broker dealer which had been authorized by MSC to sell the Contract;

      (3) Pay the minimum initial purchase payment.

   The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

   The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

                    Use of Contract or
             Method of Making Purchase Payment                     Minimum Purchase Payment
---------------------------------------------------------------------------------------------------

Individual retirement accounts and annuities under Section  $2,000
408 of the Code (other than Simplified Employee Pensions).
---------------------------------------------------------------------------------------------------

Non-Qualified Plans.                                        $10,000
---------------------------------------------------------------------------------------------------

H.R. 10 plans (self-employed individuals' retirement plans  $600 under 401 or 403(c) of the Code), certain corporate or
association retirement plans, Simplified Employee Pensions
under Section 408 and 408A of the Code.
---------------------------------------------------------------------------------------------------

Annuity purchase plans sponsored by certain tax-exempt      $600
organizations, governmental entities and deferred
compensation plans under Section 457 of the Code.
---------------------------------------------------------------------------------------------------

Payroll deduction and automatic checking account withdrawal Annualized rate of $600 (i.e., $600 per
plans.                                                      year, $300 semiannually, $150 quarterly
                                                            or $50 per month)
---------------------------------------------------------------------------------------------------

Government Allotment Plans                                  $50 per month

  Government Allotment Plans -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time--before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

   The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

      (1) Cumulative Purchase Payments made under any one or more Contracts held by the Owner, less

      (2) The amount of any prior partial surrenders and their Surrender Charges exceed $1,500,000.

   The Company reserves the right to reject an application for any reason permitted by law.

  Effective Date -- The date the contract begins as shown in the Contract.

   Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

      (1) The Contract is issued by the Company, and

      (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

      (1) The application is approved,

      (2) The Contract is issued, and

      (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See below.) Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operations Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

      (1) The application is not complete when received, and

      (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Tax-Free 'Section 1035' Exchanges

   The Owner can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

  Right to Return Contract Provision

   The Owner may return the Contract within 10 days (or any longer period if required by applicable state law) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to all purchase payments received by the Company less any withdrawals.

   For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

  Allocation of Payments and Fund Value

   Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of

      (1) the Effective Date of the Contract, or

      (2) the date the Payment is received at the Company's Operations Center.

   Net Purchase Payments allocated to the subaccounts will earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the value of Net Purchase Payments allocated to the subaccounts will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

   After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

      (1) Specify the amount to be allocated among subaccounts, or

      (2) Specify the percentage to be allocated among subaccounts, or

      (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


   The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone allocation changes by telephone. In such cases, a Owner would submit a written request. Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:


      (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

      (2) The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The telephone allocation privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

   Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

   Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts. Allocations must be in whole percentages, and no allocation may be for less than 5% of a Net Purchase Payment. Allocation percentages must total 100%.

   When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

   The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

   The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Fund Value

   The Contract's Fund Value will reflect:

   . The investment performance of the selected subaccount(s) of MONY America
     Variable Account A.

   . Any Net Purchase Payments.

   . Any Transfer Charges.

   . Any Partial Surrenders.

   . All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

   The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

   After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

      (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

      (2) Add the value attributable to any loan account;

      (3) Add any Net Purchase Payment received on that Business Day;

      (4) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

      (5) Subtract any Annual Contract Charge and/or transfer charge deductible on that Business Day.

   In computing the Contract's Fund Value, the number of subaccount units allocated to the Contracts is determined after any transfers among subaccounts. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

   . Receipt of Net Purchase Payments.

   . Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


   Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the Web if proper authorization has been received at the Company's Operations Center. See "Allocations of Payments and Fund Value". Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts.


   A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. Transfers under the Dollar Cost Averaging, Dollar Cost Averaging Plus, Auto Rebalancing and the Asset Allocation programs are not counted toward any limitation on free transfers. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

  Contract Year -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. In instances where the Company identifies a pattern of activity by a third party which may be disadvantageous to the other Owners, the Company will contact third parties in writing to advise them that any such future activity will be disallowed.

  Other Available Features

   Dollar Cost Averaging (DCA) Program. Dollar cost averaging is an investment strategy whereby fixed dollar amounts of an investment are purchased at regular intervals regardless of price. The minimum amount that may be allocated to the DCA Program is $5,000. Amounts allocated to the DCA Program are allocated to the MONY Money Market Subaccount. Each month or each quarter (as selected by the Owner), amounts are transferred from the MONY Money Market Subaccount into one of the other subaccounts as chosen by the Owner. Transfers will be processed until the amounts allocated to the DCA Program are exhausted, or the Owner instructs the Company to stop the transfers.

   The DCA Program neither ensures a profit nor guarantees against a loss in a declining market.

   Dollar Cost Averaging Plus (DCA+) Program. The DCA+ Program is also a program whereby fixed dollar amounts of an investment are purchased at regular intervals regardless of price. Amounts allocated to the DCA+ Program are allocated to the General Account and earn a rate of interest that is declared monthly by the Company based on prevailing fixed investment yields in the General Account. Unlike the DCA Program where amounts are allocated to the MONY Money Market Subaccount and earn the rate of interest applicable to such Subaccount until the amounts are exhausted, the DCA+ Program allows an Owner to earn a specified rate of interest for a specific time period on amounts allocated to the DCA+ Program.

   The amounts allocated to the DCA+ Program are transferred automatically every month or quarter over a stated period of time to the subaccounts selected by the Owner. Transfers will be processed until the amounts allocated to the DCA+ Program are exhausted, or the Owner instructs the Company to immediately transfer remaining amounts to the subaccounts selected.

   The minimum amount that may be allocated to the DCA+ Program is $5,000.

   The DCA+ Program neither ensures a profit nor guarantees against a loss in a declining market.

   Auto Rebalancing Program. The Auto Rebalancing program allows an Owner to reallocate amounts held in the subaccounts to match a predetermined allocation. The Fund Value will automatically be reallocated quarterly, semi-annually or annually as selected by the Owner.

   Account rebalancing neither ensures a profit nor guarantees against a loss in a declining market.

   Asset Allocation Program. The Asset Allocation Program can help an Owner determine what type of investor they are and provides information to an Owner as to the allocation of purchase payments among the subaccounts. An Owner may choose to participate in the program by completing a questionnaire that will help determine an appropriate asset allocation strategy. An Owner's financial needs, investment time horizon and risk tolerance are matched with a suitable diversified portfolio model. To complete the process, an Owner may allocate Purchase Payments according to the allocations that correspond to the specific model portfolios.

   There is no charge for the Dollar Cost Averaging, Dollar Cost Averaging Plus, Auto Rebalancing and the Asset Allocation programs. The Company reserves the right to modify or discontinue any of these programs.

Termination of the Contract

   The Contract will remain in effect until the earlier of

      (1) the date the Contract is surrendered in full,

      (2) the date annuity payments start,

      (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts remains in the Contract, or

      (4) the date the Death Benefit is payable under the Contract.

  Contract Anniversary -- An anniversary of the Effective Date of the Contract.

  Effective Date -- The date shown as the Effective Date of the Contract.

                                  SURRENDERS

   The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

   . On or before the annuity payments start, and

   . During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

   The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

      (1) any applicable Surrender Charge,

      (2) any applicable Annual Contract Charge, and

      (3) any Outstanding Debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge, if applicable) reduced Fund Value.

   A surrender will result in the cancellation of units as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge and any applicable Annual Contract Charge. For a partial surrender, the Company will cancel Units of the particular subaccounts under the allocation specified by the Owner. The unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if

   . there is insufficient Fund Value in a subaccount to provide for the requested allocation against it, or

   . the request is incorrect.

   Any surrender charge and Annual Contract charge will be allocated against each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender.

   Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions".)

   Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

   The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status".)

   Please note: If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator.

                                     LOANS

   Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont). All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

   . The term of the loan must be 5 years or less.

   . Repayments are required at least quarterly and must be substantially level.

   . The loan amount is limited to certain dollar amounts as specified by the IRS.

   The Owner (Plan Trustee) must certify that these conditions are satisfied.

   In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loan amount requests may be either by amount or percentage. Percentages must be in whole percentages (totaling 100%). At least 5% of the requested loan amount must be allocated to any of the subaccounts specified by the Owner. If the Contract Owner fails to specify subaccounts or if the allocation is incorrect, the request for a loan will be returned to the Contract Owner.

   Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged will be 6%.

   Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts using the most recent payment allocation on record.

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Company will pay a Death Benefit to the Beneficiary if

      (1) the Annuitant dies, and

      (2) the death occurs before the annuity payments start.



   If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.


   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.



            Option 1                          Option 2                          Option 3
-----------------------------------------------------------------------------------------------------
The greater of:                   The greatest of:                  The greatest of:
-----------------------------------------------------------------------------------------------------
(1) The Fund Value less any       (1) The Fund Value less any       (1) The Fund Value less any
Outstanding Debt on the date due  Outstanding Debt on the date due  Outstanding Debt on the date due proof of the Annuitant's death is proof of the Annuitant's death is proof of the Annuitant's death is
received by the Company.          received by the Company.          received by the Company.
-----------------------------------------------------------------------------------------------------

              Option 1                              Option 2                             Option 3
--------------------------------------------------------------------------------------------------------------
The greater of:                       The greatest of:                      The greatest of:
--------------------------------------------------------------------------------------------------------------
or                                    or                                    or
(2) The Purchase Payments paid,       (2) The Purchase Payments paid,       (2) The Purchase Payments paid,
less any partial surrenders and their less any partial surrenders and their less any partial surrenders and
Surrender Charges and less any        Surrender Charges and less any        their Surrender Charges and less
Outstanding Debt.                     Outstanding Debt.                     any Outstanding Debt.
--------------------------------------------------------------------------------------------------------------
                                      or                                    or
                                      (3) Step Up Value (see                (3) Step Up Value (see
                                      description below)                    description below)
--------------------------------------------------------------------------------------------------------------
                                                                            or
                                                                            (4) Roll Up Value (see description
                                                                            below)
--------------------------------------------------------------------------------------------------------------
                                      Plus:                                 Plus:
--------------------------------------------------------------------------------------------------------------
                                      Earnings Increase Death Benefit       Earnings Increase Death Benefit
                                      (see "Earnings Increase Death         (see "Earnings Increase Death
                                      Benefit" section)                     Benefit" section)



  Step Up Value



   On the first Contract anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract anniversary prior to the Annuitant's 81st birthday, the step up value will be recalculated to equal the greater of:



      (a) the Fund Value on that Contract anniversary; or



      (b) the step up value most recently calculated



          . reduced proportionately* by any partial surrenders (including surrender charges) since the last recalculation anniversary,



          . plus any purchase payments made since the last recalculation anniversary.

----------

* In the calculations of Step Up Value and Roll Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.



   On each Contract anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary plus any Purchase Payments made since that anniversary.



   The Step Up Value payable on death will be the step up value on the Contract anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)



    . Reduced proportionately by any partial surrenders including surrender charges assessed since that anniversary,



    . plus any Purchase Payments made since that anniversary, and



    . less any Outstanding Debt.



   In no event will the Step Up Value payable on death exceed 200% of the total Purchase Payments made:



    . reduced proportionately for each partial surrender (including surrender charges) and



    . less any Outstanding Debt.

  Roll Up Value



   The Roll Up Value will be calculated as of the date we receive due proof of death of the Annuitant (or secondary Annuitant, if any) before annuity payments start. The Roll Up Value is the sum of Net Purchase Payments plus interest accumulated at an annual interest rate of 5%, reduced proportionately by any partial surrenders (including surrender charges) and less any outstanding debt. Interest is accumulated from the date we receive Purchase Payments to the Contract anniversary immediately prior to the Annuitant's 81st birthday.



   In no event will the roll up value payable on death exceed 300% of the total Purchase Payments made:



    . reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value and;



    . less any Outstanding Debt.



Earnings Increase Death Benefit



   If Option 2 or Option 3 is selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable Death Benefit otherwise payable under the Contract. The amount of the Earnings Increase depends upon the age of the Annuitant on the Contract's Effective Date.



   If the Annuitant was age 69 or younger on the Contract's Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:



      (1) Net Purchase Payments; or



      (2) Fund Value minus Purchase Payments.



   If the Annuitant was age 70 or older on the Contract's Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:



      (1) Net Purchase Payments; or



      (2) Fund Value minus Purchase Payments.



   The payments and values described in (1) and (2) above



      (a) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and



      (b) reflect any partial surrenders made and less any Outstanding Debt.



   The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.



   There are important things you should consider before you select the Death Benefit. These include:



    . The Earnings Increase Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Fund Value being less than your purchase payments made and not previously withdrawn may result in no Earnings Increase Death Benefit being payable.



    . Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the Earnings Increase Death Benefit charges.



    . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

Election and Effective Date of Election

   The owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

      (1) during the lifetime of the Annuitant, and

      (2) before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

      (1) to receive the Death Benefit in the form of a cash payment; or

      (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.



   Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit

   If the Death Benefits are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

      (1) the election becomes effective, or

      (2) the election is considered to become effective, and

      (3) due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company.

   For Contracts issued in the State of Washington, the Company will pay interest on death proceeds paid in a single sum or settled under a Settlement Option elected after the date of death. Interest will be paid from the date of death to the date of payment or election of a Settlement Option. The interest rate will not be less than the rate required by law.

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:



                                  Deductions from Purchase Payments
--------------------------------------------------------------------------------------------------------
Tax Charge                                    Range for State and local -- 0% to 3.5%/(1)/.
                                              Federal -- Currently 0%
                                              (Company reserves the right to charge in the future.)
--------------------------------------------------------------------------------------------------------

                              Daily Deductions from Variable Account A
--------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge               OPTION 1
Annual Rate deducted daily from net assets    Maximum daily rate 0.005342%
                                              Maximum annual rate 1.95%
                                              ----------------------------------------------------------
                                              OPTION 2
                                              Maximum daily rate 0.007123%
                                              Maximum annual rate 2.60%
                                              ----------------------------------------------------------
                                              OPTION 3
                                              Maximum daily rate 0.010137%
                                              Maximum annual rate 3.70%
--------------------------------------------------------------------------------------------------------

                                     Deductions from Fund Value
--------------------------------------------------------------------------------------------------------
Annual Contract Charge                        Maximum Annual Contract Charge
                                              Maximum of $30/(2)/
--------------------------------------------------------------------------------------------------------
Transaction and Other Charges                 Maximum Transaction and Other Charges
Current charge is $0.                            The Company has reserved the right to impose
                                              a charge for each transfer after the first 12 transfers
                                              in a Contract Year which will not exceed $25 ($10
                                              in South Carolina and Texas).
--------------------------------------------------------------------------------------------------------
Surrender Charge                              See grading schedule and "Charges and
Grades from 8% to 0% of each Purchase Payment Deductions -- Charges Against Fund Value" for
surrendered based on a schedule               details of how it is computed.
--------------------------------------------------------------------------------------------------------

/(1)/   Company currently assumes responsibility; current charge to Owner 0%.
/(2)/The Annual Contract charge will be waived upon any contract anniversary on which your Fund Value is $50,000 or greater.

The following provides additional details of the charges and deductions under the Contract.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

Charges Against Fund Value

  Daily Deduction from MONY America Variable Account A

   Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. The charge varies based on the benefit option package selected.

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. Of the 1.45% current mortality and expense risk charge, 0.95% is for assuming mortality risks, and 0.50% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.



   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.60% from the value of the net assets of MONY America Variable Account A. Of the 1.95% current mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. Of the 2.60% maximum mortality and expense risk charge, 1.75% is for assuming mortality risks, and 0.85% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.005342% (guaranteed not to exceed 0.007123%) multiplied by the number of days since the last Business Day.



   Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.70% from the value of the net assets of MONY America Variable Account A. Of the 2.80% current mortality and expense risk charge, 1.90% is for assuming mortality risks, and 0.90% is for assuming expense risks. Of the 3.70% maximum mortality and expense risk charge, 2.50% is for assuming mortality risks, and 1.20% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.007671% (guaranteed not to exceed 0.010137%) multiplied by the number of days since the last Business Day.



   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the death benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.


   The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

Deductions from Fund Value

   Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An Annual Contract Charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

   Any applicable Contract Charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary. If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start. The Annual Contract Charge is also deducted upon a full surrender.

   The amount of the charge will be allocated against each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

   An Annual Contract Charge will be waived and will not be deducted upon any contract anniversary on which your Fund Value is $50,000 or greater. The Annual Contract charge will not be waived upon a full surrender regardless of Fund Value.

   Transfer Charge. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner after the first 12 transfers in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where is will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

   Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed as applicable under the Surrender Charge Schedule when a full or partial surrender is requested or at the start of annuity benefits. (See "Deductions from Fund Value -- Amount of Surrender Charge".)

   The Surrender Charge will never exceed 8% of the total purchase payments surrendered. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge".)

   A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if all or a part of the Contract's Cash Value (See "Surrenders") is surrendered.

   A Surrender Charge is calculated separately for each purchase payment that is surrendered. For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. The first payment to the Contract is considered first-in and the first withdrawal is considered first-out.

   A Surrender Charge will not be imposed:

      (1) Against purchase payments surrendered after four contract anniversaries since the date such purchase payments were received.

      (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount").

      (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options"). The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

      (4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

          (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

          (b) the confinement must have been prescribed by a physician;

          (c) the 90-day period must have started after the Contract's first anniversary; and

          (d) the Annuitant is age 0-75 at the time the Contract is issued.

 Nursing Home* -- A facility which

 (a)is licensed by or legally operated in a state as a skilled or intermediate care facility;

 (b)provides 24 hour per day nursing care under the supervision of a registered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

 (c)is under the supervision of a physician; and

 (d)maintains a daily clinical record of each patient in conformance with a plan of care.

 A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

 *The definition of Nursing Home may vary by state.

In no event will the aggregate Surrender Charge exceed 8% of the total purchase payments surrendered. The amount deducted from the Fund Value to cover the surrender charge is not subject to the surrender charge.

   For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

   No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit".

   Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

Step 1. Allocate purchase payments on a first-in, first-out basis to the amount surrendered (any purchase payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

Step 2. Multiply each such allocated purchase payment by the appropriate surrender charge percentage determined on the basis of the table below:

              Surrender Charge Percentage Table
-------------------------------------------------------------

# of Contract Anniversaries Since
  Purchase Payment Was Received   Surrender Charge Percentage
-------------------------------------------------------------
                0                             8%
-------------------------------------------------------------
                1                             8%
-------------------------------------------------------------
                2                             6%
-------------------------------------------------------------
                3                             4%
-------------------------------------------------------------
            4 or more                         0%
-------------------------------------------------------------

        Step 3. Add the products of each multiplication in Step 2 above.

   Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

      (1) For Qualified Contracts, (other than Contracts issued for IRAs), an amount up to the greater of:

          (a) $10,000 (but not more than the Contract's Fund Value), or

          (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.

      (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year of the Contract may be received in each Contract Year without a surrender charge.

      (3) If the full surrender or partial surrender is after the third contract year and the proceeds are settled under Settlement Option 3 or 3A (See "Settlement Options".)

Each subaccount will be charged its pro-rata share of the surrender charge. That means the charge against each account will be in the same proportion as the amount of the partial surrender allocated against that account bears to the total partial surrender.

   Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts (not the Loan Account).

   The Free Partial Surrender amount will only reduce surrender charges to the extent that the amount surrendered exceeds purchase payments made more than four contract anniversaries ago.

  Taxes

   Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status".)

  Investment Advisory and Other Fees

   Because MONY America Variable Account A purchases shares of the Funds, the net assets of MONY America Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds.

See "Table of Fees" for a table which shows the fees and expenses and "The Funds" for a table setting forth the investment advisory fees.

   We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

                              ANNUITY PROVISIONS




Annuity Payments



   Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be



      (1) no earlier than the Contract Anniversary after the Annuitant's 10th birthday, and



      (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.



   The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:



      (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.



      (2) Deferred from time to time by the Owner by written notice to the Company.



   The date when annuity payments start will be advanced or deferred if:



      (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.



      (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.



The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.



   A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.



   Under Option 1 and Option 2 (and under Option 3 where the Guaranteed Minimum Annuity Payments are not greater than annuity payments provided by the Contract's Fund Value or Cash Value, as applicable), when annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.



   A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

Guaranteed Minimum Annuity Payments



   Under Option 3, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.



   The Guaranteed Annuitization Value is



      .  the sum of all net Purchase Payments made, plus



      . interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant's 81st birthday),



      . reduced proportionately for each partial surrender including any surrender charges.



   The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.



   In no event can the Guaranteed Annuitization Value exceed 300% of the net Purchase Payments made,



      . reduced proportionately for each partial surrender, including any surrender charges and less



      .  any Outstanding Debt.



   To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:



      (1) The Contract must have been in force for at least 10 years.



      (2) The Annuitant must have attained age 60.



      (3) The annuitization must be elected within 30 days after a Contract anniversary.



      (4) Settlement Option 3 or 3A must be elected. (See "Settlement Options").



      (5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.



   Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.



   The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.


Election and Change of Settlement Option

   Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a Settlement Option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

      .  one or more of the Settlement Options described below, or

      .  another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

   Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" and "Surrenders".)

   Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

   Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

   Settlement Option 1 -- Interest Income: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another Settlement Option.

   Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

   Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

   Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

   Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

   The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

   The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest.

   Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

   In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

Frequency of Annuity Payments

   At the time the Settlement Option is chosen, the payee may request that it be paid:

  .  Quarterly

  .  Semiannually

  .  Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

   For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

   The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

   Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

   The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

   Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                               OTHER PROVISIONS

Ownership

   The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

      (1) A change in Owner is requested, or

      (2) A Successor Owner becomes the Owner.

   The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be

      (1) made in writing, and

      (2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.


   Successor Owner -- The living person who, at the death of the Owner, becomes the new Owner.


Provision Required by Section 72(s) of the Code

   The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

      (1) The Owner dies before the start of annuity payments, and

      (2) The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

   The surrender proceeds may be paid over the life of the Successor Owner if the Successor Owner chooses that option.

   Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse may be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

   If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

Provision Required by Section 401(a)(9) of the Code

   The entire interest of a Qualified Plan participant under the Contract generally will be distributed to the Owner on the required beginning date. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed

      (1) over the life of such Participant, or

      (2) the lives of such Participant and his/her Designated Beneficiary.

   If (i) distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if

      (1) the Participant dies before the start of such distributions, and

      (2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions can begin by the December 31 following the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

   It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 408 and 408A of the Code.

Secondary Annuitant

   Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

      (1) in the application for the Contract, or

      (2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to

      (1) any payment made by the Company, or

      (2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

   On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

      (1) The death of the Annuitant must have occurred before the Annuity Commencement Date;

      (2) The Secondary Annuitant is living on the date of the Annuitant's death;

      (3) If the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

      (4) If the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

   Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

   The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

   If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

   Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

   So long as the Annuitant is living, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of Securities

   The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if

      (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

      (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals.

Modification of the Contract

   Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

      (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject, or

      (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts, or

      (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account, or

      (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

Change in Operation of MONY America Variable Account A

   MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

      (1) at the Company's election, and

      (2) subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

   All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Owners. The Company will furnish Owners with the proper forms to enable them to give it these instructions. The Company will vote shares for which instructions have not been received in the same proportion as those for which the Company has received instructions.

   The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to:

      (1) Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds; or

      (2) Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Owners of that action and its reasons for the action in the next semiannual report to Owners.

                         DISTRIBUTION OF THE CONTRACTS

   MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of MONY, will act as the principal underwriter of the Contract pursuant to an underwriting agreement with the Company. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contract is sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contract may also be sold through other broker-dealers authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission not to exceed 4.5% of each purchase payment, plus annual asset based trails not to exceed 1.00% beginning in the 5th Contract Year. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they may be eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. The Company intends to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or MONY America Variable Account A. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract.

   We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

   MSC receives fees for the sale of Contracts. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $15,942,780, $6,463,891 and $6,703,612, respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

                              FEDERAL TAX STATUS

Introduction

   The Contract described in this prospectus is designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408, 408A and 457 of the Code. The ultimate effect of federal income taxes on

  .  the value of the Contract's Fund Value,

  .  annuity payments, and

  .  economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

  .  the type of retirement plan for which the Contract is purchased, and

  .  the tax and employment status of the individual concerned.

   The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.

Tax Treatment of the Company

   Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

Taxation of Annuities in General

   The Contract offered by this prospectus is designed for use in connection with certain types of Qualified Plans and on a Non-Qualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

  .  Participant after-tax contributions (in the case of Qualified Plans), or

  .  Owner contributions (in the case of Non-Qualified contracts).

Owners, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under Non-Qualified Contracts and under retirement plans in connection with which the Contract is purchased.

   The Company will withhold and remit to the United States Government and, where applicable to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

      (1) provides his or her taxpayer identification number to the Company, and

      (2) notifies the Company that he or she chooses not to have amounts withheld.

   Federal Tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) in the same or earlier year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      (1) Part of a series of substantially equal periodic payments (at least annually) for

          (a) the participant's life or life expectancy,

          (b) the joint lives or life expectancies of the participant and his/her beneficiary,

          (c) or a period certain of not less than 10 years;

      (2) Required by the Code upon the participant's attainment of age 701/2 or death; or

      (3) Qualifying hardship distributions.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

   Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Retirement Plans

   The Contract described in this Prospectus currently is designed for use with the following types of qualified retirement plans:

      (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

      (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k); and

      (3) Roth IRAs permitted by Section 408A of the Code.

   Certain Individual Retirement Annuities are not available under contracts issued in some states.

   The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                               PERFORMANCE DATA

   We may advertise the performance of the MONY America Variable Account A subaccounts. We will also report performance to contract owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

   Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

   Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

   Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return an Owner would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY America Variable Account A, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year. You should know that during extended periods of low interest rates, the yields of the money market subaccount may also become extremely low and possibly negative.

   Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

   Performance information for MONY America Variable Account A may be compared in advertisements, sales literature, and reports to contract owners to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation) in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                            ADDITIONAL INFORMATION

   This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

   For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

   The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY America Variable Account A.

                             FINANCIAL STATEMENTS

   The audited financial statements of each of the subaccounts of MONY Variable Account A contracts (MONYMaster, ValueMaster and MONY Custom Master), contracts of MONY America Variable Account A, the combined financial statements of MONY America Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

                               TABLE OF CONTENTS

                                      OF

                      STATEMENT OF ADDITIONAL INFORMATION


Item                                                                        Page
----                                                                        -----
MONY Life Insurance Company of America.....................................   (1)
Legal Opinion..............................................................   (1)
Independent Accountants....................................................   (1)
Federal Tax Status.........................................................   (2)
Performance Data...........................................................   (4)
Financial Statements....................................................... (F-1)


   If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Mail Drop 8-25
1740 Broadway
New York, New York 10019

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _____________________________________ State _________  Zip ________________

   Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


Contract No. B9-02                                        Form No. 14593 SL 5/03

                            MONY L VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED May 1, 2003


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   Issued by

                        MONY AMERICA VARIABLE ACCOUNT A

                                      and

                    MONY LIFE INSURANCE COMPANY OF AMERICA


   This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2003 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York 10019, Mail Drop 8-25 or by calling 1-800-487-6669.


                               TABLE OF CONTENTS

Item                                                                        Page
----                                                                        ----
MONY Life Insurance Company of America.....................................  (1)
Legal Opinion..............................................................  (1)
Independent Accountants....................................................  (1)
Federal Tax Status.........................................................  (2)
Performance Data...........................................................  (4)
Financial Statements....................................................... F-1


 333-91776                                               Contract No. B9-02
                                                         Form No. 14593SL 5/03

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. The Mutual Life Insurance Company of New York purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the state of New York in 1842. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. at that time. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 2001 of approximately $26.0 billion. As of December 31, 2001, MONY's investment in the Company was $189.4 million. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contract.

   Since September 26, 2001, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, has been A (Excellent) based upon an analysis of financial condition and operating performance. At the same date, MONY was rated A on the same basis. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

   The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.

   During 2001, the Company paid MONY $89.0 million, for all services provided under the Service Agreement.

                                 LEGAL OPINION

   Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President -- Variable Products and Broker-Dealer Operations Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS

   The audited financial statements for each of the subaccounts of MONY Variable Account A contracts (MONYMaster, ValueMaster, MONY Custom Master), contracts of MONY America Variable Account A, the combined financial statements of MONY America Variable Account A and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

                                      (1)

                              FEDERAL TAX STATUS

Introduction

   The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

   Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service or federal courts.

Taxation of Annuities in General

   Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

   An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments, reduced by the nontaxable portion of prior distributions, made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

   Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

   An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

   The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life

                                      (2)
expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

Penalty Tax

   Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under an employer qualified retirement plan after the taxpayer's attainment of age 55; or (f) under certain other circumstances. Exception (e) does not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts.

Income Tax Withholding

   In general, the Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years,

      2. Required by the Code upon the participant's attainment of age 701/2 or death, or

      3. A qualifying hardship distribution.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

Diversification Standards

   The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Fund is designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

   The Internal Revenue Service may issue regulations or Revenue Rulings that will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

                                      (3)

Qualified Plans

   The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 Plans

   These permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions and distribution dates. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

   Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis (rolled over) into an Individual Retirement Account or Annuity.

Corporate Pension and Profit-Sharing Plans

   Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

                               PERFORMANCE DATA

Money Market Subaccount

   For the seven-day period ended December 31, 2001, the yield was as follows:

                   7-day yield.......... .12%
                   7-day effective yield .12%

   The yield for the Money Market subaccount is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.


   The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result based on the following formula:

              Effective Yield = [(Base Period Return + 1)/365/7/]-1

                                      (4)

   As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 8% of total Purchase Payments made in the Contract Year of surrender and the preceding 4 Contract Years.

Subaccounts other than Money Market Subaccount

30-Day Yield:

   The yield for the Subaccounts of the Variable Account that primarily invest in fixed income instruments is shown in the table below.

Subaccount                          Yield for 30 Days Ended December 31, 2001
----------                          -----------------------------------------
Enterprise Total Return                                 N/A
Lord Abbett Bond-Debenture                             6.24%
MONY Government Securities                             1.61%
MONY Long Term Bond                                    3.89%
PIMCO Global Bond                                      3.10%
PIMCO Real Return                                     -1.90%

----------
The 30-day yield is not indicative of future results.

   For the Enterprise Accumulation Trust Total Return, Lord Abbett Series Fund Bond-Debenture, MONY Series Fund Government Securities, MONY Series Fund Long Term Bond, PIMCO Variable Insurance Trust Global Bond and PIMCO Variable Insurance Trust Real Return Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and
(iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 8% of

                                      (5)
total Purchase Payments made in the Contract Year of surrender and the Preceding 4 Contract Years. The 30-day yield is based on the following formula:

      2[(A-B)/(CD) + 1)/6/ -1]

Where: A   =   Dividends and interest earned during a 30-day period
       B   =   Expenses accrued for the period (net of reimbursements)
       C   =   Average daily number of units outstanding during the period that were entitled to receive dividends
       D   =   Maximum offering price per unit on the last day of the period

Total Return:

   MONY America Variable Account A commenced operations on November 25, 1987. Total Return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the respective Subaccounts, which is August 1988 for the Enterprise Managed Subaccount, September 1988 for the Enterprise Small Company Value Subaccount, February 1988 for the MONY Series Fund Long Term Bond Subaccount, November 1994 for the MONY Series Fund Government Securities Subaccount, and November 1998 for the Enterprise Equity Income, Enterprise Growth, Enterprise Growth and Income and Enterprise Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth Subaccount is July 1999. The inception date for the Alger American Balanced, Alger American MidCap Growth, Enterprise Global Socially Responsive, Enterprise Total Return, INVESCO VIF--Financial Services, INVESCO VIF--Health Sciences, INVESCO VIF--Telecommunications, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth, Lord Abbett Bond-Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, MFS Mid Cap Growth, MFS New Discovery, MFS Total Return, MFS Utilities, PBHG Mid-Cap Value, PBHG Select Value, PIMCO Global Bond, PIMCO Real Return Bond, PIMCO StocksPLUS Growth and Income, Morgan Stanley Universal Institutional Emerging Markets Equity, Morgan Stanley Universal Institutional Global Value Equity, and Morgan Stanley Universal Institutional U.S. Real Estate Subaccounts is January 2002. Total return is adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming the Contract remains in force or upon full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the tables below. These tables do not reflect the impact of the tax laws, if any, on total return as a result of the surrender. The total average annual return calculated for each Subaccount assumes a $1,000 investment in each of the Subaccounts' units on the first day of the period at the offering price and computing the ending redeemable value of that investment at the end of the period based on the following formula:

      P(1 + T)/n/ = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
       ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one-, five-, or ten-year period,
               (or fractional portion thereof)

   To calculate the total return, the ending redeemable value (ERV) is divided by the initial investment value (IIV) and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. See the following formula:

      (ERV/IIV)/(1/N)/ -1

   The returns include the appropriate deductions for all charges, expenses and fees of both the Fund and the Variable Account, as described in the prospectus. The return reflects both surrender of the Contract at end of period and continuing the Contract in force.

                                      (6)

                        MONY AMERICA VARIABLE ACCOUNT A



                                 TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 1



                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.70%         N/A           N/A         15.35%
Enterprise Small Company Value.........     -3.07%       14.14%        12.96%        13.11%
Enterprise Equity Income...............    -18.07%         N/A           N/A         -2.21%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -19.76%         N/A           N/A         -1.09%
Enterprise Growth & Income.............    -19.11%         N/A           N/A          0.12%
Enterprise Managed.....................    -18.43%        3.57%        11.00%        13.23%
Enterprise Multi-Cap Growth............    -23.76%         N/A           N/A         20.77%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -1.78%        3.97%          N/A          4.82%
MONY Series Fund Long Term Bond........     -2.08%        5.07%        -6.56%         7.13%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                      (7)

                                 TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 2


      (Benefit Option Package which includes Step Up Value Death Benefit)



                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.94%         N/A           N/A         14.94%
Enterprise Small Company Value.........     -3.43%       13.74%        12.58%        12.73%
Enterprise Equity Income...............    -18.33%         N/A           N/A         -2.52%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -19.96%         N/A           N/A         -1.42%
Enterprise Growth & Income.............    -19.30%         N/A           N/A         -0.23%
Enterprise Managed.....................    -18.69%        3.21%        10.63%        12.85%
Enterprise Multi-Cap Growth............    -23.97%         N/A           N/A         19.85%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.14%        3.61%          N/A          4.47%
MONY Series Fund Long Term Bond........     -2.42%        4.70%         6.21%         6.78%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                      (8)

                                 TOTAL RETURN


                    (assuming $1000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 3


 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)



                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2001         2001           2001          2001
----------                                 ------------ ------------- -------------- ------------
Alger American Balanced...................       N/A          N/A           N/A           N/A
Alger American MidCap Growth..............       N/A          N/A           N/A           N/A
Enterprise Small Company Growth...........    -12.51%         N/A           N/A         14.23%
Enterprise Small Company Value............     -4.05%       13.05%        11.91%        12.06%
Enterprise Equity Income..................    -18.82%         N/A           N/A         -3.11%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A           N/A
Enterprise Growth.........................    -20.52%         N/A           N/A         -2.03%
Enterprise Growth & Income................    -19.84%         N/A           N/A         -0.85%
Enterprise Managed........................    -19.16%        2.57%         9.97%        12.18%
Enterprise Multi-Cap Growth...............    -24.45%         N/A           N/A         19.10%
Enterprise Total Return...................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services...........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences..............       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications...........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A           N/A
MFS Mid Cap Growth........................       N/A          N/A           N/A           N/A
MFS New Discovery.........................       N/A          N/A           N/A           N/A
MFS Total Return..........................       N/A          N/A           N/A           N/A
MFS Utilities.............................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities....     -2.74%        2.97%          N/A          3.84%
MONY Series Fund Long Term Bond...........     -3.02%        4.06%         5.57%         6.14%
PBHG Mid-Cap Value........................       N/A          N/A           N/A           N/A
PBHG Select Value.........................       N/A          N/A           N/A           N/A
PIMCO Global Bond.........................       N/A          N/A           N/A           N/A
PIMCO Real Return.........................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income........       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity........       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........       N/A          N/A           N/A           N/A

----------

   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.


                                      (9)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.



                        MONY AMERICA VARIABLE ACCOUNT A



                         NON-STANDARDIZED TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and Contract continues in force)



                                   OPTION 1



                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.05%         N/A           N/A         16.54%
Enterprise Small Company Value.........      3.93%       14.73%        12.96%        13.11%
Enterprise Equity Income...............    -11.89%         N/A           N/A         -0.56%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.72%         N/A           N/A          0.54%
Enterprise Growth & Income.............    -13.02%         N/A           N/A          1.71%
Enterprise Managed.....................    -12.28%        4.42%        11.00%        13.23%
Enterprise Multi-Cap Growth............    -18.01%         N/A           N/A         22.11%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      5.22%        4.81%          N/A          5.03%
MONY Series Fund Long Term Bond........      4.92%        5.87%         6.56%         7.13%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                     (10)

                         NON-STANDARDIZED TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and Contract continues in force)



                                   OPTION 2


      (Benefit Option Package which includes Step Up Value Death Benefit)



                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.31%         N/A           N/A         16.14%
Enterprise Small Company Value.........      3.57%       14.33%        12.58%        12.73%
Enterprise Equity Income...............    -12.18%         N/A           N/A         -0.88%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.93%         N/A           N/A          0.23%
Enterprise Growth & Income.............    -13.23%         N/A           N/A          1.38%
Enterprise Managed.....................    -12.57%        4.08%        10.63%        12.85%
Enterprise Multi-Cap Growth............    -18.25%         N/A           N/A         21.70%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.86%        4.47%          N/A          4.69%
MONY Series Fund Long Term Bond........      4.58%        5.52%         6.21%         6.78%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                     (11)

                         NON-STANDARDIZED TOTAL RETURN


(assuming $1,000 payment at beginning of period and Contract continues in force)



                                   OPTION 3


 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)



                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.92%         N/A           N/A         15.45%
Enterprise Small Company Value.........      2.95%       13.65%        11.91%        12.06%
Enterprise Equity Income...............    -12.71%         N/A           N/A         -1.48%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.53%         N/A           N/A         -0.39%
Enterprise Growth & Income.............    -13.80%         N/A           N/A          0.77%
Enterprise Managed.....................    -13.08%        3.46%         9.97%        12.18%
Enterprise Multi-Cap Growth............    -18.76%         N/A           N/A         20.96%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.26%        3.84%          N/A          4.06%
MONY Series Fund Long Term Bond........      3.98%        4.90%         5.57%         6.14%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A



   The tables above reflect the same assumptions and results as the tables appearing on pages (7)-(9), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.




                                     (12)

Other Non-Standardized Performance Data:

   From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   The table below reflects hypothetical historical total returns for the Subaccounts other than the Money Market Subaccount, calculated by using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Subaccounts under the Contract.

                                     (13)

                        MONY AMERICA VARIABLE ACCOUNT A



                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 1



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -9.95%       12.13%        10.59%          9.45%
Alger American MidCap Growth........................................    -14.18%       13.01%          N/A          17.32%
Enterprise Small Company Growth.....................................    -11.70%         N/A           N/A          15.35%
Enterprise Small Company Value......................................     -3.07%       14.14%        12.96%         13.11%
Enterprise Equity Income............................................    -18.07%         N/A           N/A          -2.21%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -19.76%         N/A           N/A          -1.09%
Enterprise Growth & Income..........................................    -19.11%         N/A           N/A           0.12%
Enterprise Managed..................................................    -18.43%        3.57%        11.00%         13.23%
Enterprise Multi-Cap Growth.........................................    -23.76%         N/A           N/A          20.77%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.23%         N/A           N/A           6.45%
INVESCO VIF--Health Sciences........................................    -19.72%         N/A           N/A          12.63%
INVESCO VIF--Telecommunications.....................................    -57.77%         N/A           N/A         -25.56%
Janus Aspen Series Capital Appreciation.............................    -28.11%         N/A           N/A          15.62%
Janus Aspen Series Flexible Income..................................     -0.63%        5.09%          N/A           6.78%
Janus Aspen Series International Growth.............................    -29.53%        8.20%          N/A          11.92%
Lord Abbett Bond-Debenture..........................................     -3.46%        2.78%         6.62%          8.20%
Lord Abbett Growth and Income.......................................    -14.37%       10.07%        12.69%         12.66%
Lord Abbett Mid-Cap Value...........................................     -0.32%         N/A           N/A          19.99%
MFS Mid Cap Growth..................................................    -24.31%         N/A           N/A         -17.14%
MFS New Discovery...................................................    -12.77%         N/A           N/A          12.18%
MFS Total Return....................................................     -7.96%        8.21%          N/A          11.55%
MFS Utilities.......................................................    -30.43%        8.43%          N/A          13.12%
MONY Series Fund Government Securities..............................     -1.78%        3.97%         4.54%          5.08%
MONY Series Fund Long Term Bond.....................................     -2.08%        5.07%         6.56%          8.39%
PBHG Mid-Cap Value..................................................     -0.38%         N/A           N/A          21.22%
PBHG Select Value...................................................     -6.57%         N/A           N/A          14.06%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.14%         N/A           N/A           6.00%
PIMCO StocksPlus Growth and Income..................................    -18.69%         N/A           N/A           3.26%
Van Kampen UIF Emerging Markets Equity..............................    -14.15%       -5.49%          N/A          -5.50%
Van Kampen UIF Global Value Equity..................................    -14.61%         N/A           N/A           5.86%
Van Kampen UIF U.S. Real Estate.....................................      1.45%         N/A           N/A           6.14%


                                     (14)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 2


      (Benefit Option Package which includes Step Up Value Death Benefit)



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.26%       11.74%        10.22%          9.08%
Alger American MidCap Growth........................................    -14.44%       12.61%          N/A          16.92%
Enterprise Small Company Growth.....................................    -11.94%         N/A           N/A          14.94%
Enterprise Small Company Value......................................     -3.43%       13.74%        12.58%         12.73%
Enterprise Equity Income............................................    -18.33%         N/A           N/A          -2.52%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -19.96%         N/A           N/A          -1.42%
Enterprise Growth & Income..........................................    -19.30%         N/A           N/A          -0.23%
Enterprise Managed..................................................    -18.69%        3.21%        10.63%         12.85%
Enterprise Multi-Cap Growth.........................................    -23.97%         N/A           N/A          19.85%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.49%         N/A           N/A           6.08%
INVESCO VIF--Health Sciences........................................    -20.01%         N/A           N/A          12.24%
INVESCO VIF--Telecommunications.....................................    -57.88%         N/A           N/A         -25.79%
Janus Aspen Series Capital Appreciation.............................    -28.31%         N/A           N/A          15.23%
Janus Aspen Series Flexible Income..................................     -0.99%        4.72%          N/A           6.42%
Janus Aspen Series International Growth.............................    -29.73%        7.84%          N/A          11.55%
Lord Abbett Bond-Debenture..........................................     -3.80%        2.42%         6.27%          7.84%
Lord Abbett Growth and Income.......................................    -14.61%        9.69%        12.32%         12.28%
Lord Abbett Mid-Cap Value...........................................     -0.62%         N/A           N/A          19.58%
MFS Mid Cap Growth..................................................    -24.56%         N/A           N/A         -17.38%
MFS New Discovery...................................................    -13.04%         N/A           N/A          11.79%
MFS Total Return....................................................     -8.25%        7.82%          N/A          11.17%
MFS Utilities.......................................................    -30.63%        8.06%          N/A          12.74%
MONY Series Fund Government Securities..............................     -2.14%        3.61%         4.21%          4.75%
MONY Series Fund Long Term Bond.....................................     -2.42%        4.70%         6.21%          8.03%
PBHG Mid-Cap Value..................................................     -0.77%         N/A           N/A          20.79%
PBHG Select Value...................................................     -6.89%         N/A           N/A          13.66%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.47%         N/A           N/A           5.62%
PIMCO StocksPlus Growth and Income..................................    -18.96%         N/A           N/A           2.92%
Van Kampen UIF Emerging Markets Equity..............................    -14.42%       -5.79%          N/A          -5.80%
Van Kampen UIF Global Value Equity..................................    -14.91%         N/A           N/A          -5.49%
Van Kampen UIF U.S. Real Estate.....................................      1.10%         N/A           N/A           5.78%


                                     (15)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and surrender at end of period)



                                   OPTION 3


 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.79%       11.06%         9.56%          8.43%
Alger American MidCap Growth........................................    -14.98%       11.93%          N/A          16.22%
Enterprise Small Company Growth.....................................    -12.51%         N/A           N/A          14.23%
Enterprise Small Company Value......................................     -4.05%       13.05%        11.91%         12.06%
Enterprise Equity Income............................................    -18.82%         N/A           N/A          -3.11%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.52%         N/A           N/A          -2.03%
Enterprise Growth & Income..........................................    -19.84%         N/A           N/A          -0.85%
Enterprise Managed..................................................    -19.16%        2.57%         9.97%         12.18%
Enterprise Multi-Cap Growth.........................................    -24.45%         N/A           N/A          19.10%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -18.05%         N/A           N/A           5.39%
INVESCO VIF--Health Sciences........................................    -20.48%         N/A           N/A          11.55%
INVESCO VIF--Telecommunications.....................................    -58.19%         N/A           N/A         -26.28%
Janus Aspen Series Capital Appreciation.............................    -28.75%         N/A           N/A          14.52%
Janus Aspen Series Flexible Income..................................     -1.58%        4.07%          N/A           5.79%
Janus Aspen Series International Growth.............................    -30.16%        7.17%          N/A          10.87%
Lord Abbett Bond-Debenture..........................................     -4.42%        1.78%         5.63%          7.20%
Lord Abbett Growth and Income.......................................    -15.15%        9.00%        11.64%         11.61%
Lord Abbett Mid-Cap Value...........................................     -1.32%         N/A           N/A          18.82%
MFS Mid Cap Growth..................................................    -25.02%         N/A           N/A         -17.88%
MFS New Discovery...................................................    -13.59%         N/A           N/A          11.10%
MFS Total Return....................................................     -8.79%        7.17%          N/A          10.50%
MFS Utilities.......................................................    -31.06%        7.39%          N/A          12.05%
MONY Series Fund Government Securities..............................     -2.74%        2.97%         3.62%          4.15%
MONY Series Fund Long Term Bond.....................................     -3.02%        4.06%         5.57%          7.39%
PBHG Mid-Cap Value..................................................     -1.33%         N/A           N/A          20.07%
PBHG Select Value...................................................     -7.43%         N/A           N/A          12.97%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -17.65%         N/A           N/A           4.95%
PIMCO StocksPlus Growth and Income..................................    -19.36%         N/A           N/A           2.29%
Van Kampen UIF Emerging Markets Equity..............................    -14.96%       -6.37%          N/A          -6.38%
Van Kampen UIF Global Value Equity..................................    -15.42%         N/A           N/A           4.84%
Van Kampen UIF U.S. Real Estate.....................................      0.47%         N/A           N/A           5.12%

----------

   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee"), and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.


                                     (16)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.



                        MONY AMERICA VARIABLE ACCOUNT A



                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and Contract continues in force)



                                   OPTION 1



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.17%       12.75%        10.59%          9.45%
Alger American MidCap Growth........................................     -7.72%       13.61%          N/A          17.32%
Enterprise Small Company Growth.....................................     -5.05%         N/A           N/A          16.54%
Enterprise Small Company Value......................................      3.93%       14.73%        12.96%         13.11%
Enterprise Equity Income............................................    -11.89%         N/A           N/A          -0.56%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -13.72%         N/A           N/A           0.54%
Enterprise Growth & Income..........................................    -13.02%         N/A           N/A           1.71%
Enterprise Managed..................................................    -12.28%        4.42%        11.00%         13.23%
Enterprise Multi-Cap Growth.........................................    -18.01%         N/A           N/A          22.11%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.00%         N/A           N/A           8.84%
INVESCO VIF--Health Sciences........................................    -13.67%         N/A           N/A          13.33%
INVESCO VIF--Telecommunications.....................................    -54.59%         N/A           N/A         -23.51%
Janus Aspen Series Capital Appreciation.............................    -22.70%         N/A           N/A          16.24%
Janus Aspen Series Flexible Income..................................      6.37%        5.89%          N/A           6.78%
Janus Aspen Series International Growth.............................    -24.22%        8.92%          N/A          12.04%
Lord Abbett Bond-Debenture..........................................      3.54%        3.66%         6.62%          8.20%
Lord Abbett Growth and Income.......................................     -7.92%       10.74%        12.69%         12.66%
Lord Abbett Mid-Cap Value...........................................      6.68%         N/A           N/A          22.03%
MFS Mid Cap Growth..................................................    -18.61%         N/A           N/A         -13.45%
MFS New Discovery...................................................     -6.20%         N/A           N/A          13.16%
MFS Total Return....................................................     -1.03%        8.93%          N/A          11.77%
MFS Utilities.......................................................    -25.19%        9.14%          N/A          13.32%
MONY Series Fund Government Securities..............................      5.22%        4.81%         4.54%          5.08%
MONY Series Fund Long Term Bond.....................................      4.92%        5.87%         6.56%          8.39%
PBHG Mid-Cap Value..................................................      6.62%         N/A           N/A          22.29%
PBHG Select Value...................................................      0.43%         N/A           N/A          14.84%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.86%         N/A           N/A           8.44%
PIMCO StocksPlus Growth and Income..................................    -12.57%         N/A           N/A           4.39%
Van Kampen UIF Emerging Markets Equity..............................     -7.68%       -4.51%          N/A          -4.77%
Van Kampen UIF Global Value Equity..................................     -8.18%         N/A           N/A           6.65%
Van Kampen UIF U.S. Real Estate.....................................      8.45%         N/A           N/A           6.95%


                                     (17)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and Contract continues in force)



                                   OPTION 2


      (Benefit Option Package which includes Step Up Value Death Benefit)



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.50%       12.37%        10.22%          9.08%
Alger American MidCap Growth........................................     -8.00%       13.23%          N/A          16.92%
Enterprise Small Company Growth.....................................     -5.31%         N/A           N/A          16.14%
Enterprise Small Company Value......................................      3.57%       14.33%        12.58%         12.73%
Enterprise Equity Income............................................    -12.18%         N/A           N/A          -0.88%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -13.93%         N/A           N/A           0.23%
Enterprise Growth & Income..........................................    -13.23          N/A           N/A           1.38%
Enterprise Managed..................................................    -12.57%        4.08%        10.63%         12.85%
Enterprise Multi-Cap Growth.........................................    -18.25%         N/A           N/A          21.70%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.27%         N/A           N/A           8.49%
INVESCO VIF--Health Sciences........................................    -13.98%         N/A           N/A          12.95%
INVESCO VIF--Telecommunications.....................................    -54.71%         N/A           N/A         -23.75%
Janus Aspen Series Capital Appreciation.............................    -22.92%         N/A           N/A          15.86%
Janus Aspen Series Flexible Income..................................      6.01%        5.54%          N/A           6.42%
Janus Aspen Series International Growth.............................    -24.44%        8.57%          N/A          11.67%
Lord Abbett Bond-Debenture..........................................      3.20%        3.32%         6.27%          7.84%
Lord Abbett Growth and Income.......................................     -8.18%       10.37%        12.32%         12.28%
Lord Abbett Mid-Cap Value...........................................      6.38%         N/A           N/A          21.64%
MFS Mid Cap Growth..................................................    -18.88%         N/A           N/A         -13.70%
MFS New Discovery...................................................     -6.49%         N/A           N/A          12.79%
MFS Total Return....................................................     -1.35%        8.55%          N/A          11.40%
MFS Utilities.......................................................    -25.41%        8.78%          N/A          12.95%
MONY Series Fund Government Securities..............................      4.86%        4.47%         4.21%          4.75%
MONY Series Fund Long Term Bond.....................................      4.58%        5.52%         6.21%          8.01%
PBHG Mid-Cap Value..................................................      6.23%         N.A           N/A          21.88%
PBHG Select Value...................................................      0.11%         N/A           N/A          14.45%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.53%         N/A           N/A           8.07%
PIMCO StocksPlus Growth and Income..................................    -12.86%         N/A           N/A           4.05%
Van Kampen UIF Emerging Markets Equity..............................     -7.98%       -4.82%          N/A          -5.07%
Van Kampen UIF Global Value Equity..................................     -8.50%         N/A           N/A           6.29%
Van Kampen UIF U.S. Real Estate.....................................      8.10%         N/A           N/A           6.61%


                                     (18)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN


                   (assuming $1,000 payment at beginning of


                    period and Contract continues in force)



                                   OPTION 3


 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)



                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -4.07%       11.71%         9.56%          8.43%
Alger American MidCap Growth........................................     -8.58%       12.56%          N/A          16.22%
Enterprise Small Company Growth.....................................     -5.92%         N/A           N/A          15.45%
Enterprise Small Company Value......................................      2.95%       13.65%        11.91%         12.06%
Enterprise Equity Income............................................    -12.71%         N/A           N/A          -1.48%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.53%         N/A           N/A          -0.39%
Enterprise Growth & Income..........................................    -13.80%         N/A           N/A           0.77%
Enterprise Managed..................................................    -13.08%        3.46%         9.97%         12.18%
Enterprise Multi-Cap Growth.........................................    -18.76%         N/A           N/A          20.96%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.88%         N/A           N/A           7.81%
INVESCO VIF--Health Sciences........................................    -14.49%         N/A           N/A          12.27%
INVESCO VIF--Telecommunications.....................................    -55.04%         N/A           N/A         -24.25%
Janus Aspen Series Capital Appreciation.............................    -23.38%         N/A           N/A          15.16%
Janus Aspen Series Flexible Income..................................      5.42%        4.91%          N/A           5.79%
Janus Aspen Series International Growth.............................    -24.90%        7.91%          N/A          11.00%
Lord Abbett Bond-Debenture..........................................      2.58%        2.70%         5.63%          7.20%
Lord Abbett Growth and Income.......................................     -8.76%        9.70%        11.64%         11.61%
Lord Abbett Mid-Cap Value...........................................      5.68%         N/A           N/A          20.89%
MFS Mid Cap Growth..................................................    -19.37%         N/A           N/A         -14.23%
MFS New Discovery...................................................     -7.08%         N/A           N/A          12.11%
MFS Total Return....................................................     -1.92%        7.91%          N/A          10.73%
MFS Utilities.......................................................    -25.87%        8.14%          N/A          12.27%
MONY Series Fund Government Securities..............................      4.26%        3.84%         3.62%          4.15%
MONY Series Fund Long Term Bond.....................................      3.98%        4.90%         5.57%          7.39%
PBHG Mid-Cap Value..................................................      5.67%         N/A           N/A          21.16%
PBHG Select Value...................................................     -0.46%         N/A           N/A          13.77%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -11.45%         N/A           N/A           7.42%
PIMCO StocksPlus Growth and Income..................................    -13.32%         N/A           N/A           3.44%
Van Kampen UIF Emerging Markets Equity..............................     -8.56%       -5.40%          N/A          -5.64%
Van Kampen UIF Global Value Equity..................................     -9.05%         N/A           N/A           5.65%
Van Kampen UIF U.S. Real Estate.....................................      7.47%         N/A           N/A           5.97%



   The tables above reflect the same assumptions and results as the tables appearing on pages (14)-(16), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.


                                     (19)

                             FINANCIAL STATEMENTS

   The audited financial statements of each of the subaccounts of MONYMaster, ValueMaster and MONY Custom Master contracts of MONY America Variable Account A, the combined financial statements of MONY America Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

                                     (20)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A (MONY Variable Annuity and MONY
  L Variable Annuity)

   No financial statements for MONY America Variable Account A are included because although the MONY America Variable Account A commenced operations in 1987, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.

                                                                                                                         Page
                                                                                                                         ----
With respect to MONY America Variable Account A (MONY Custom Master)
  Report of Independent Accountants.....................................................................................  F-2
  Statement of assets and liabilities as of December 31, 2001...........................................................  F-3
  Statement of operations for the periods ended December 31, 2001.......................................................  F-8
  Statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000...................... F-14
  Notes to financial Statements......................................................................................... F-22

With respect to MONY America Variable Account A (MONYMaster and ValueMaster)
  Report of Independent Accountants..................................................................................... F-27
  Statement of assets and liabilities as of December 31, 2001........................................................... F-29
  Statement of operations for the year ended December 31, 2001.......................................................... F-32
  Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000........................ F-35
  Notes to financial Statements......................................................................................... F-41

With respect to MONY America Variable Account A (Combined)
  Report of Independent Accountants..................................................................................... F-45
  Combined statement of assets and liabilities as of December 31, 2001.................................................. F-46
  Combined statement of operations for the periods ended December 31, 2001.............................................. F-47
  Combined statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000............... F-48
  Notes to Combined Financial Statements................................................................................ F-49

With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants..................................................................................... F-52
  Balance sheets as of December 31, 2001 and 2000....................................................................... F-53
  Statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999.................... F-54
  Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999.................... F-55
  Statements of cash flows for the years ended December 31, 2001, 2000 and 1999......................................... F-56
  Notes to financial statements......................................................................................... F-57

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) The following financial statements are included in Part B of the Registration Statement:

      1. MONY Life Insurance Company of America Variable Account A [MONY Custom Master, MONYMaster and ValueMaster]:

      (a) Report of Independent Accountants;

      (b) Statement of assets and liabilities as of December 31, 2001

      (c) Statement of operations for the periods ended December 31, 2001

      (d) Statement of changes in net assets for the period ended December 31, 2001 and December 31, 2000

      (e) Notes to financial statements

      2. MONY America Variable Account A [Combined]

      (a) Report of Independent Accountants

      (b) Combined Statement of assets and liabilities as of December 31, 2001

      (c) Combined Statement of operations for the periods ended December 31,
   2001

      (d) Combined Statement of changes in net assets of the periods ended December 31, 2001 and December 31, 2000

      (e) Notes to Combined Financial Statements

      3. MONY Life Insurance Company of America

      (a) Report of Independent Accountants

      (b) Balance sheets as of December 31, 2001 and 2000

      (c) Statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999

      (d) Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999

      (e) Statements of cash flows for the years ended December 31, 2001, 2000 and 1999

      (f) Notes to financial statements

   (b) Exhibits

      (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

      (2) Not applicable.

      (3) (a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc., filed as
   Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

      (b) Specimen Agreement with Registered Representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

      (c) Specimen Agreement (Career Contract) between the Company and selling agents, filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

      (d) Specimen commission schedule (Career Contract Schedule) filed as
   Exhibit 1.(3) (c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.


      (4) Form of Flexible Payment Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement (Registration No. 333-91776) filed on September 17, 2002.



      (5) Form of application for Flexible Payment Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement (Registration No. 333-91776) filed on September 17, 2002.


      (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

      (7) Not applicable.

      (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

      (b) Participation Agreement between MONY Life Insurance Company of America and The Alger American Fund filed as Exhibit (8)(e) to
   Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (c) Fund Participation Agreement between MONY Life Insurance Company of America and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. filed as Exhibit (8)(j) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (d) Fund Participation Agreement between MONY Life Insurance Company of America and Janus Aspen Series filed as Exhibit (8)(k) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (e) Fund Participation Agreement between MONY Life Insurance Company of America and Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC filed as Exhibit (8)(l) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (f) Participation Agreement between MONY Life Insurance Company of America and MFS Variable Insurance Trust and Massachusetts Financial Services Company filed as Exhibit (8)(m) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (g) Participation Agreement between MONY Life Insurance Company of America and PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC filed as Exhibit (8)(n) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (h) Participation Agreement between MONY Life Insurance Company of America and Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc. and Miller Anderson & Sherrerd, LLP filed as Exhibit (8)(p) to Post-Effective Amendment No. 21 to Registration Statement on Form S-6 dated May 31, 2002 (Registration Nos. 333-06071 and 811-04235), is incorporated herein by reference.

      (9) Opinion and Consent of Arthur D. Woods, Vice President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered, filed as Exhibit (9) to Registration Statement dated July 2, 2002 on Form N-4 (Registration Nos. 333-91776, and 811-05166, is incorporated herein by reference.


      (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company of America,


      (11) Not applicable.

      (12) Not applicable.

Item 25.  Directors and Officers of the Depositor


       Name                Position and Offices with Depositor
       ----                -----------------------------------
Michael I. Roth... Director, Chairman and Chief Executive Officer
Samuel J. Foti.... Director, President and Chief Operating Officer
Kenneth M. Levine. Director and Executive Vice President
Richard E. Connors Director and Vice President
Richard Daddario.. Director, Vice President, and Controller
Michael Slipowitz. Director, Vice President, and Actuary
Margaret G. Gale.. Director and Vice President
Steven G. Orluck.. Director and Vice President
Sam Chiodo........ Vice President -- Corporate and Strategic Marketing
William D. Goodwin Vice President
Evelyn L. Peos.... Vice President
David S. Waldman.. Secretary
David V. Weigel... Treasurer


   No officer or director listed above receives any compensation from MONY America Variable Account A. Neither the Company nor any of its affiliates has paid any separately allocable compensation to any person listed for services rendered to the Account.

   The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

   The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

                                  [FLOW CHART]

Item 27.  Number of Contract Owners:


   As of February 3, 2003 MONY America Variable Account A had 87,687 owners of Contracts.


Item 28.  Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

   SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) MONY Securities Corporation ("MSC") is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account L and S.

   (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.

   (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 2001.

Item 30.  Location of Accounts and Records

   Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY America Variable Account A, has duly caused Post-Effective Amendment No. 1 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 25th day of February, 2003.


                                          MONY AMERICA VARIABLE ACCOUNT A
                                          (Registrant)


                                                             *


                                          By: __________________________________


                                                  Michael I. Roth, Director,
                                                        Chairman of


                                                the Board, and Chief Executive
                                                          Officer


                                          MONY Life Insurance Company of America
                                          (Depositor)

                                                             *
                                          By: __________________________________
                                                  Michael I. Roth, Director,
                                                        Chairman of
                                                the Board, and Chief Executive
                                                          Officer


   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2003.



            Signature                        Title
            ---------                        -----

                *                  Director, Chairman of the Board and
----------------------------------   Chief Executive Officer
         Michael I. Roth

                *                  Director, President, and Chief Operating Officer
----------------------------------
          Samuel J. Foti

                *                  Director and Executive Vice President
----------------------------------
        Kenneth M. Levine

                *                  Director, Vice President and Controller
----------------------------------
         Richard Daddario

                *                  Director, Vice President and Actuary
----------------------------------
        Michael Slipowitz

                *                  Director and Vice President
----------------------------------
         Margaret G. Gale

                *                  Director and Vice President
----------------------------------
         Steven G. Orluck

                *                  Director and Vice President
----------------------------------
          Evelyn L. Peos

                *                  Director and Vice President
----------------------------------
        Richard E. Connors

      /s/  DAVID S. WALDMAN        Secretary
----------------------------------
         David S. Waldman

      /s/  DAVID S. WALDMAN
*By: _____________________________
David S. Waldman, Attorney-in-Fact
  Pursuant to Power of Attorney